UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

__________________________________________

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

__________________________________________

Investment Company Act file number	811-4854

__________________________________________

The Oberweis Funds
(Exact name of registrant as specified in charter)

__________________________________________

3333 Warrenville Road, Suite 500, Lisle, IL 60532
(Address of principal executive offices)             (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601
(Name and address of agent for service)

__________________________________________

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Reports for the period 01/01/23 through 06/30/23 is filed herewith

SEMI-ANNUAL REPORT
	INVESTOR CLASS	INSTITUTIONAL CLASS
Oberweis Micro-Cap Fund	OBMCX	OMCIX
Oberweis Small-Cap Opportunities Fund	OBSOX	OBSIX
Oberweis Global Opportunities Fund	OBEGX	OBGIX
Oberweis China Opportunities Fund	OBCHX	OCHIX
Oberweis International Opportunities Fund	OBIOX	—
Oberweis Emerging Markets Fund	OBEMX	OIEMX
June 30, 2023
oberweisfunds.com

PRESIDENT’S LETTER (unaudited)

Dear Fellow Oberweis Funds Shareholder,

YEAR-TO-DATE PERFORMANCE THROUGH June 30, 2023

There’s an old adage that the stock market climbs a wall of worry. The first half of 2023 appears to be a case in point. Despite persistent concerns of inflation and recession, global equity markets broadly rebounded. Both U.S. and international equities rallied materially, except for China, where equities fell 5.46%1. Globally, growth stocks outperformed value stocks, while large-cap stocks fared better than small. Continuing a phenomenal performance run relative to its benchmark and peers, the Micro-Cap Fund surged 18.55%, well ahead of the 7.16% gain of the Russell Micro-Cap Growth Index. The Small-Cap Fund returned 14.19% compared to 13.55% for the Russell 2000 Growth Index. The Emerging Markets Fund returned 10.96% versus 10.50% for the MSCI Emerging Markets Small-Cap Index. Rising U.S.-China tensions and an underwhelming post-Covid reopening in China were headwinds for the China Fund, which declined 8.96% compared to a 5.46% decline for the MSCI China Index. The International Opportunities Fund gained 3.54% versus 5.72% for the MSCI World ex-US Small-Cap Growth Fund. The Global Opportunities Fund returned 8.22% compared to 8.02% for the MSCI AWCI Small-Cap Index.

MARKET ENVIRONMENT

The key issues for investors — inflation, recession, and Russia’s war on Ukraine — have not changed since last year. While the mainstream financial media spends a significant amount of time debating the merits and timing and magnitude of a supposed “impending recession,” most economists would admit that economics is an inexact science and predicting a recession is often a fool’s errand. As bottom-up stock pickers, we claim no edge in macroeconomic forecasting, as the associated data lies in clear view for all investors to see. Instead, we assess macro risks and influences on individual company fundamentals and discount those risks as we would any other.

What we see in the global economy is a mixed picture: there are plenty of positive and negative data points out there to substantiate one’s position (as behavioral finance folks, we call this “confirmation bias”). On the negative side, the Fed continues to raise rates and has signaled its intention for additional hikes later this year, and we know the impact of tighter monetary policy on the economy is historically lagged. The U.S. ISM Manufacturing Purchasing Managers’ Index (PMI) reading of 46 signals contraction, and the Eurozone reading of 43 is even worse. The resilient consumer — who drives 70% of the U.S. economy — has seen excess savings they accumulated during Covid dwindle just as student loan forgiveness is set to expire. They are also facing the worst housing affordability picture since 2008 as mortgage rates eclipse 7%. On the positive side, the Services PMI reading of 54 signals expansion, so that part of the U.S. economy remains resilient. Future earnings estimates point to growth as inflation is finally abating and corporate profit margins rebound. While the consumer is seeing savings shrink, they enjoy a record-low debt-service ratio and they still have jobs. Rising rates have yet to hit employment, which continues to surprise to the upside. Job openings are still near all-time highs and non-farm layoffs have yet to inflect upward.

What’s it all mean? We don’t profess to know. But here’s what we do know. First, we continue to find companies posting significant positive earnings surprises driven by misunderstood fundamental changes that should, based on our research, lead to additional earnings surprises in the future. These are idiosyncratic fundamental changes that tend to trump economic headwinds. Second, we know small-cap stocks are cheaper relative to large-cap stocks than they’ve been in more than 20 years. In fact, today’s relative valuation discount sits around two

1  As measured by the MSCI China Index

PRESIDENT’S LETTER (unaudited) (continued)

standard deviations, which means the current valuation delta between small-cap and large-cap stocks only happens around 5% of the time. Third, we know that non-U.S. stocks are much cheaper than their U.S. counterparts, especially in emerging markets. International equities have underperformed their U.S. brethren for a decade. Meanwhile, the U.S. large-cap market has been led by a narrow group of stocks trading at high valuations. The top 10 stocks in the capitalization-weighted S&P 500 Index comprise a record 32% of that index. Apple (AAPL) is now bigger in capitalization than the entire Russell 2000 and the top 5 market cap names are 3.5 times the market cap of small caps. Index investors unknowingly have a lot of eggs in a very small basket, and as a contrarian that set-up seems pretty compelling to us. We’d be surprised if small-caps didn’t outperform large-caps over the next decade. We also expect that, despite today’s uncertainties, international equities are likely to revert to more normal valuations over time.

In Europe, it is hard to find any strategist with much to say that’s positive. As European consumers have been deprived of cheap Russian natural gas, the cost of energy has sapped an ever-larger share of disposable income. That in turn has left the European consumer with less to spend, causing more pronounced economic slowness than in the U.S. That said, European stocks trade at a sharp discount to their American counterparts and trends, on the margin, appear to be improving. Energy prices in Europe are down year-over-year, which contributes to input price deflation and potentially higher margins. Much pessimism is already built into European stock prices, and the drags from input costs, inventories and capital spending appear to be marginally easing, which creates reasonable positive conditions for earnings surprises in the quarters to come.

Perhaps most difficult to forecast is China, where economic data has mostly been weak so far and unfriendly business policies have chased away many foreign investors. Again, this news isn’t new and Chinese equities are the among the cheapest in our investable universe. Relief for investors could come if the government commits to a new stimulus program. The worse the economic news, the greater the probability that the government will shift from a policy of deleveraging to stimulus, and it appears that pendulum has already begun to swing. When the Chinese government turns on the spending spigot against a backdrop of depressed stock prices, in our view you want to be in on the deal.

Emerging markets have generally been out of favor now for much of the past decade, in part due to the strength of the U.S. dollar, which hit its highest level of the last 20 years in the second quarter (Bloomberg Spot Dollar Index). Of course, that is not likely to last forever, and upswings in emerging markets tend to be swift and strong. So far into the third quarter, the dollar has already declined well off that high. A weakening dollar paired with below-average valuations could be good news for investors in the Emerging Markets Fund. I’m also pleased to wish the Emerging Markets Fund a Happy Fifth Birthday, with a track record boasting an average annual return of over 200 bps ahead of its benchmark since inception.

While sentiment may swing wildly in the short-run in response to incremental economic data, comments by the Federal Reserve, headlines, and TV soundbites, our bottom-up investment strategy focuses instead on companies demonstrating better-than-expected earnings power driven by transformational change. The P/E multiples afforded such companies may vary from quarter to quarter based on investor risk appetite, but we believe that the ultimate valuations of such companies will be driven by their ability to innovate, create new products, take market share, and generate cash flow back to shareholders. Times like today, when valuations for such companies are very reasonable amid uncertain economic times, have been historically favorable for investors in our strategies.

PRESIDENT’S LETTER (unaudited) (continued)

VALUATION RECAP

As of June 30, 2023, the weighted-average forward price/earnings (P/E) ratio was 14.9 times for the Global Opportunities Fund (versus 15.0 last quarter), 19.3 times for the Small-Cap Opportunities Fund (versus 15.3 last quarter), 15.4 times for the Micro-Cap Fund (versus 13.2 last quarter), 17.8 times for the International Opportunities Fund (versus 15.5 last quarter), 14.4 times for the China Opportunities Fund (versus 18.6 last quarter), and 20.5 times for the Emerging Markets Fund (versus 19.1 times last quarter). Each of these funds invests in companies with expected earnings growth rates that are higher than that of the broader market, and in companies expected to grow faster than current market expectations. It’s worth noting that the P/E ratio of the funds with significant non-US exposure (the International Opportunities, China Opportunities, Emerging Markets, and Global Opportunities Funds) remain well below their historical average P/Es. As of June 30, 2023, the weighted-average market capitalization was $4.3 billion for the Global Opportunities Fund, $4.7 billion for the Small-Cap Opportunities Fund, $1.6 billion for the Micro-Cap Fund, $5.9 billion for the International Opportunities Fund, $58.4 billion for the China Opportunities Fund, and $3.4 billion for the Emerging Markets Fund.

Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

PRESIDENT’S LETTER (unaudited) (continued)

For current performance information, please visit www.oberweisfunds.com.

OBERWEIS FUNDS AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2023)

	Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund[2]	Expense Ratio[3]
Global Opportunities	OBEGX OBGIX[1]	0.44 0.47	21.66 21.94	9.33 9.60	6.92 7.17	9.10 9.37	8.62 8.89	1.51 1.27
Micro-Cap	OBMCX OMCIX[1]	8.69 8.79	35.71 36.03	33.19 33.55	15.43 15.74	16.90 17.19	11.63 11.91	1.52 1.27
Small-Cap Opportunities	OBSOX OBSIX[1]	2.73 2.81	30.75 31.05	25.69 26.02	15.59 15.87	14.59 14.88	8.77 9.04	1.25 1.00
China Opportunities	OBCHX OCHIX[1]	-7.01 -6.89	-27.00 -26.80	-10.79 -10.58	-3.38 -3.13	4.08 4.33	8.35 8.62	2.03 1.78
International Opportunities	OBIOX	-1.54	2.92	-1.16	-0.10	6.47	6.94	1.60
Emerging Markets	OBEMX OIEMX	2.77 2.83	9.23 9.42	7.78 8.01	6.69 6.95	n/a n/a	5.42 5.67	1.75 1.50

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Unusually high returns may not be sustainable. Visit us online at oberweisfunds.com for most recent month-end performance.

The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.

1 Institutional Class shares OBGIX, OMCIX, OBSIX and OCHIX performance information was calculated using the historical performance of Investor Class shares for periods prior to May 1, 2017.

2 Life of Fund returns are from commencement of operations on 01/07/87 for the Global Opportunities Fund, 01/01/96 for the Micro-Cap Fund, 09/15/96 for the Small-Cap Opportunities Fund, 10/01/05 for the China Opportunities Fund, 02/01/07 for the International Opportunities Fund, 05/01/17 for the Institutional Share Classes, 05/01/18 for the Emerging Markets Fund Share Classes.

3 December 31, 2022 data. Expense ratio is the total net annualized fund operating expense ratio. The expense ratio gross of expense offset arrangements and expense reimbursements was 1.52%, 1.28%, 1.53%, 1.27%, 1.45%, 1.20%, 2.05%, 1.80%, 1.87%, 2.90%, and 2.65% for OBEGX, OBGIX, OBMCX, OMCIX, OBSOX, OBSIX, OBCHX, OCHIX, OBIOX, OBEMX, and OIEMX respectively. Oberweis Asset Management, Inc. (OAM), the Fund’s investment advisor is contractually obligated through April 30, 2024 to reduce its management fees or reimburse OBEGX and OBMCX to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.8% of the first $50 million; plus 1.6% of average daily net assets in excess of $50 million and for OBGIX and OMCIX 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is also contractually obligated through April 30, 2024 to reduce its management fees or reimburse OBSOX, OBCHX, OBIOX, OBEMX and OFIGX to the extent that total ordinary operating expenses exceed in any one year 1.25%, 2.24%, 1.60%,1.75% and 0.95% expressed as a percentage of each Fund’s average daily net assets, respectively, and for OBSIX, OCHIX and OIEMX 1.00%,1.99% and1.50% respectively. Effective May 15, 2023, for OBCHX, OCHIX, OBIOX, OBIIX, OBEMX,

PRESIDENT’S LETTER (unaudited) (continued)

and OIEMX, respectively, the adviser may recoup the amount of any expenses reimbursed under the contract within three years following the date of the reimbursement if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the recoupment, or the expense limitation in effect at the time of the initial reimbursement, whichever is lower.

The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax. The MSCI ACWI Small Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI Emerging Markets Small Cap Index is a free float-adjusted, market capitalization-weighted index that measures the performance of small-cap stocks in 24 emerging markets. The MSCI China Net Index is a free float-adjusted market capitalization-weighted Index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax.

The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Microcap Growth Index measures the performance of those Russell Micro Cap companies with higher price-to-book ratios and higher forecasted growth values. The performance data includes reinvested dividends. The Russell Microcap Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. Each index is an unmanaged group of stocks, whose performance does not reflect the deduction of fees, expenses or taxes.

Oberweis Micro-Cap Fund

At June 30, 2023 (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.9
Other Assets less Liabilities	2.1

Top Ten Holdings (% of Net Assets)
Aehr Test Systems	5.1
Axcelis Technologies, Inc.	4.0
Tactile Systems Technology, Inc.	2.1
Extreme Networks, Inc.	2.0
Blue Bird Corp.	1.9
Navitas Semiconductor Corp.	1.9
Ultra Clean Hldgs., Inc.	1.9
Treace Medical Concepts, Inc.	1.8
OneSpan, Inc.	1.8
ADMA Biologics, Inc.	1.8

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	21.0
Healthcare Equipment & Supplies	12.1
Communications Equipment	6.0
Software	5.4
Biotechnology	4.9
Trading Co. & Distribution	3.9
Commercial Services & Supplies	3.5
Machinery	3.5
Electronic Equipment, Instruments & Components	3.3
Media	3.0

Oberweis Small-Cap Opportunities Fund

At June 30, 2023 (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.1
Other Assets less Liabilities	2.9

Top Ten Holdings (% of Net Assets)
Aehr Test Systems	5.4
Axcelis Technologies, Inc.	4.1
Allegro MicroSystems, Inc.	2.0
Visteon Corp.	1.8
Lantheus Hldgs., Inc.	1.7
Crocs, Inc.	1.7
Merit Medical Systems, Inc.	1.7
Power Integrations, Inc.	1.6
Encompass Health Corp.	1.6
Vertiv Hldgs. Co.	1.6

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	18.0
Healthcare Equipment & Supplies	11.4
Machinery	6.3
Healthcare Providers & Services	4.7
Professional Services	4.2
Aerospace & Defense	3.9
Electronic Equipment, Instruments & Components	3.3
Hotels, Restaurants & Leisure	3.3
Textiles, Apparel & Luxury Goods	3.3
Oil, Gas & Consumable Fuels	2.9

Oberweis Global Opportunities Fund

At June 30, 2023 (unaudited)

Asset Allocation (% of Net Assets)
Equities	94.4
Other Assets less Liabilities	5.6

Top Ten Holdings (% of Net Assets)
Axcelis Technologies, Inc.	4.8
Belden, Inc.	4.3
Ashtead Technology Hldgs. PLC	4.0
Alphatec Hldgs., Inc.	3.4
BayCurrent Consulting, Inc.	3.1
Impinj, Inc.	3.1
M31 Technology Corp.	2.7
Veracyte, Inc.	2.6
Bel Fuse, Inc.	2.6
Perion Network Ltd.	2.4

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	20.6
Healthcare Equipment & Supplies	10.3
Electronic Equipment, Instruments & Components	8.1
Trading Co. & Distribution	5.4
Communications Equipment	4.6
Textiles, Apparel & Luxury Goods	4.0
Food Products	3.2
Energy Equipment & Services	3.1
Professional Services	3.1
Information Technology Services	2.8

Oberweis China Opportunities Fund

At June 30, 2023 (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.9
Short-Term Investments	1.7
Other Assets less Liabilities	0.4

Top Ten Holdings (% of Net Assets)
Alibaba Group Hldg. Ltd.	4.8
Tencent Hldgs. Ltd.	4.7
NetEase, Inc.	3.5
Meituan	3.1
Wistron Corp.	2.9
M31 Technology Corp.	2.8
Alchip Technologies Ltd.	2.3
Li Auto, Inc. ADS	2.3
PDD HIdgs. ADS	2.2
China Resources Mixc Lifestyle Services Ltd.	2.2

Top Ten Industries (% of Net Assets)
Technology Hardware, Storage & Peripherals	10.9
Broadline Retail	9.0
Semiconductors & Semiconductor Equipment	8.7
Hotels, Restaurants & Leisure	8.7
Interactive Media & Services	6.2
Entertainment	6.0
Electrical Equipment	5.8
Beverages	4.2
Machinery	4.0
Textiles, Apparel & Luxury Goods	3.7

Oberweis International Opportunities Fund

At June 30, 2023 (unaudited)

Asset Allocation (% of Net Assets)
Equities	98.9
Rights	0.1
Short-Term Investments	0.4
Other Assets less Liabilities	0.6

Top Ten Holdings (% of Net Assets)
BayCurrent Consulting, Inc.	5.1
The Sage Group PLC	3.9
ATS Corp.	3.5
Saab AB	3.1
Edenred SA	2.9
Gerresheimer AG	2.7
Element Fleet Management Corp.	2.6
Toyo Suisan Kaisha Ltd.	2.6
Constellium SE	2.6
Davide Campari-Milano NV	2.6

Top Ten Industries (% of Net Assets)
Machinery	9.9
Information Technology Services	6.6
Food Products	5.7
Financial Services	5.6
Professional Services	5.1
Consumer Staples Distribution & Retail	4.4
Electronic Equipment, Instruments & Components	4.2
Metals & Mining	4.2
Trading Co. & Distribution	4.0
Software	3.9

Oberweis Emerging Markets Fund

At June 30, 2023 (unaudited)

Asset Allocation (% of Net Assets)
Equities	94.7
Short-Term Investments	5.0
Other Assets less Liabilities	0.3

Top Ten Holdings (% of Net Assets)
Alchip Technologies Ltd.	2.6
LEENO Industrial, Inc.	2.1
Sinbon Electronics Co. Ltd.	2.1
OPT Machine Vision Tech Co. Ltd.	2.0
Classys, Inc.	2.0
Zhejiang Shuanghuan Driveline Co. Ltd.	2.0
Cera Sanitaryware Ltd.	2.0
Chongqing Brewery Co. Ltd.	2.0
Tokai Carbon Korea Co. Ltd.	2.0
Park Systems Corp.	1.9

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	12.0
Electronic Equipment, Instruments & Components	11.5
Software	10.6
Pharmaceuticals	6.0
Hotels, Restaurants & Leisure	5.7
Consumer Staples Distribution & Retail	5.0
Beverages	4.2
Chemicals	3.6
Oil, Gas & Consumable Fuels	3.5
Professional Services	3.2

OBERWEIS MICRO-CAP FUND

Schedule of Investments June 30, 2023 (unaudited)

	Shares	Value
Equities – 97.9%

Aerospace & Defense – 1.4%
V2X, Inc.*	97,800	$4,846,968

Automobile Components – 1.1%
Modine Manufacturing Co.*	115,000	3,797,300

Banks – 2.3%
Brookline Bancorp, Inc.	180,000	1,573,200
Heritage Financial Corp.	126,500	2,045,505
Mercantile Bank Corp.	39,700	1,096,514
Preferred Bank	57,000	3,134,430
		7,849,649

Biotechnology – 4.9%
ADMA Biologics, Inc.*	1,668,700	6,157,503
Catalyst Pharmaceuticals, Inc.*	183,400	2,464,896
Dynavax Technologies Corp.*	245,400	3,170,568
Veracyte, Inc.*	202,700	5,162,769
		16,955,736

Building Products – 1.0%
JELD WEN Hldg., Inc.*	201,900	3,541,326

Commercial Services & Supplies – 3.5%
CECO Environmental Corp.*	392,600	5,245,136
SP Plus Corp.*	113,700	4,446,807
VSE Corp.	47,700	2,608,713
		12,300,656

Communications Equipment – 6.0%
Aviat Networks, Inc.*	109,507	3,654,249
Digi International, Inc.*	120,600	4,750,434
Extreme Networks, Inc.*	266,800	6,950,140
Harmonic, Inc.*	294,300	4,758,831
KVH Industries, Inc.*	91,000	831,740
		20,945,394

Construction & Engineering – 3.0%
Granite Construction, Inc.	110,100	4,379,778
Sterling Construction Co. Inc.*	106,700	5,953,860
		10,333,638

Consumer Finance – 1.7%
EZCORP, Inc.*	506,200	4,241,956
NerdWallet, Inc.*	187,700	1,766,257
		6,008,213

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND

Schedule of Investments June 30, 2023 (unaudited) (continued)

	Shares	Value
Consumer Staples Distribution & Retail – 1.5%
The Chefs’ Warehouse, Inc.*	141,500	$5,060,040

Electrical Equipment – 1.7%
Allied Motion Technologies, Inc.	56,600	2,260,604
LSI Industries, Inc.	283,700	3,563,272
		5,823,876

Electronic Equipment, Instruments & Components – 3.3%
Bel Fuse, Inc.	96,500	5,540,065
NAPCO Security Technologies, Inc.	59,300	2,054,745
RF Industries Ltd.*	63,100	261,865
ScanSource, Inc.*	58,200	1,720,392
Vishay Precision Group, Inc.*	54,500	2,024,675
		11,601,742

Energy Equipment & Services – 1.9%
Nine Energy Service, Inc.*	235,800	903,114
Patterson-UTI Energy, Inc.	226,500	2,711,205
RPC, Inc.	407,200	2,911,480
		6,525,799

Financial Services – 0.8%
International Money Express, Inc.*	108,300	2,656,599

Food Products – 1.0%
SunOpta, Inc.*	537,700	3,597,213

Healthcare Equipment & Supplies – 12.1%
Alphatec Hldgs., Inc.*	319,800	5,750,004
Artivion, Inc.*	211,300	3,632,247
Lantheus Hldgs., Inc.*	63,200	5,303,744
LeMaitre Vascular, Inc.	31,600	2,126,048
SI BONE, Inc.*	220,200	5,940,996
Tactile Systems Technology, Inc.*	294,950	7,353,104
TransMedics Group, Inc.*	66,600	5,593,068
Treace Medical Concepts, Inc.*	251,500	6,433,370
		42,132,581

Hotels, Restaurants & Leisure – 2.9%
Everi Hldgs. Inc.*	229,200	3,314,232
Full House Resorts, Inc.*	223,143	1,495,058
Playa Hotels & Resorts NV*	655,300	5,334,142
		10,143,432

Household Durables – 1.0%
M/I Homes, Inc.*	40,400	3,522,476

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND

Schedule of Investments June 30, 2023 (unaudited) (continued)

	Shares	Value
Insurance – 1.0%
Employers Hldgs., Inc.	95,100	$3,557,691

Machinery – 3.5%
Blue Bird Corp.*	301,300	6,773,224
Circor International, Inc.*	95,000	5,362,750
		12,135,974

Media – 3.0%
Magnite, Inc.*	340,700	4,650,555
Perion Network Ltd.*	194,500	5,965,315
		10,615,870

Metals & Mining – 1.1%
Haynes International, Inc.	72,600	3,689,532

Oil, Gas & Consumable Fuels – 0.9%
Earthstone Energy, Inc.*	223,000	3,186,670

Passenger Airlines – 1.4%
Sun Country Airlines Hldgs., Inc.*	213,200	4,792,736

Pharmaceuticals – 1.4%
Amphastar Pharmaceuticals, Inc.*	87,100	5,005,637

Professional Services – 1.5%
ICF International, Inc.	42,600	5,299,014

Semiconductors & Semiconductor Equipment – 21.0%
ACM Research, Inc.*	285,600	3,735,648
Aehr Test Systems*	432,400	17,836,500
Amtech Systems, Inc.*	118,900	1,136,684
Axcelis Technologies, Inc.*	75,300	13,804,749
Camtek Ltd.*	148,202	5,280,437
CVD Equipment Corp.*	103,000	759,110
Impinj, Inc.*	52,700	4,724,555
Navitas Semiconductor Corp.*	640,000	6,745,600
PDF Solutions, Inc.*	54,500	2,457,950
Photronics, Inc.*	194,700	5,021,313
Ultra Clean Hldgs., Inc.*	170,900	6,572,814
Veeco Instruments, Inc.*	202,500	5,200,200
		73,275,560

Software – 5.4%
A10 Networks, Inc.	208,600	3,043,474
Model N, Inc.*	146,618	5,184,412
OneSpan, Inc.*	416,845	6,185,980
Weave Communications, Inc.*	394,500	4,382,895
		18,796,761

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND

Schedule of Investments June 30, 2023 (unaudited) (continued)

	Shares	Value
Specialty Retail – 2.0%
Boot Barn Hldgs., Inc.*	37,800	$3,201,282
Caleres, Inc.	66,900	1,600,917
Destination XL Group, Inc.*	415,700	2,036,930
		6,839,129

Textiles, Apparel & Luxury Goods – 0.7%
Oxford Industries, Inc.	27,600	2,716,392

Trading Co. & Distribution – 3.9%
Alta Equipment Group, Inc.	110,100	1,908,033
H&E Equipment Services, Inc.	82,100	3,756,075
MRC Global, Inc.*	223,400	2,249,638
Veritiv Corp.	47,548	5,972,504
		13,886,250

Total Equities
(Cost: $273,509,722)		$341,439,854

Total Investments – 97.9%
(Cost: $273,509,722)		$341,439,854

Other Assets Less Liabilities – 2.1%		7,330,929

Net Assets – 100%		$348,770,783

* Non-income producing security during the period ended June 30, 2023

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

Schedule of Investments June 30, 2023 (unaudited)

	Shares	Value
Equities – 97.1%

Aerospace & Defense – 3.9%
Hexcel Corp.	59,000	$4,485,180
Parsons Corp.*	90,400	4,351,856
Woodward, Inc.	37,100	4,411,561
		13,248,597

Automobile Components – 1.8%
Visteon Corp.*	42,600	6,117,786

Banks – 0.9%
First Merchants Corp.	54,800	1,547,004
Washington Federal, Inc.	58,200	1,543,464
		3,090,468

Beverages – 1.4%
MGP Ingredients, Inc.	44,700	4,750,716

Biotechnology – 1.4%
Veracyte, Inc.*	184,500	4,699,215

Building Products – 1.2%
Janus International Group, Inc.*	224,700	2,395,302
Simpson Manufacturing Co., Inc.*	12,600	1,745,100
		4,140,402

Chemicals – 2.0%
Cabot Corp.	40,800	2,729,112
Quaker Chemical Corp.	20,800	4,053,920
		6,783,032

Commercial Services & Supplies – 2.2%
ABM Industries, Inc.	68,500	2,921,525
Clean Harbors, Inc.*	28,200	4,636,926
		7,558,451

Communications Equipment – 0.9%
Ciena Corp.*	75,400	3,203,746

Construction & Engineering – 0.5%
Comfort Systems USA, Inc.	10,500	1,724,100

Consumer Finance – 1.1%
FirstCash Hldgs., Inc.	40,100	3,742,533

Containers & Packaging – 1.1%
O-I Glass, Inc.*	168,100	3,585,573

Diversified Consumer Services – 1.1%
Frontdoor, Inc.*	117,700	3,754,630

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

Schedule of Investments June 30, 2023 (unaudited) (continued)

	Shares	Value
Electrical Equipment – 2.6%
Shoals Technologies Group, Inc.*	139,600	$3,568,176
Vertiv Hldgs. Co.*	212,300	5,258,671
		8,826,847

Electronic Equipment, Instruments & Components – 3.3%
Belden, Inc.	49,900	4,772,935
Littelfuse, Inc.	15,200	4,427,912
Novanta, Inc.*	10,600	1,951,460
		11,152,307

Energy Equipment & Services – 2.2%
Liberty Energy, Inc.	109,900	1,469,363
NOV, Inc.	94,500	1,515,780
Weatherford International PLC*	68,500	4,549,770
		7,534,913

Healthcare Equipment & Supplies – 11.4%
Alphatec Hldgs., Inc.*	262,500	4,719,750
Axonics, Inc.*	86,900	4,385,843
Haemonetics Corp.*	47,500	4,044,150
Inmode Ltd.*	103,600	3,869,460
Inspire Medical Systems, Inc.*	7,650	2,483,496
Lantheus Hldgs., Inc.*	68,300	5,731,736
Merit Medical Systems, Inc.*	67,200	5,620,608
Shockwave Medical, Inc.*	9,050	2,582,961
TransMedics Group, Inc.*	60,400	5,072,392
		38,510,396

Healthcare Providers & Services – 4.7%
Acadia Healthcare Co., Inc.*	43,800	3,488,232
Encompass Health Corp.	78,100	5,288,151
NeoGenomics, Inc.*	213,000	3,422,910
Option Care Health, Inc.*	111,000	3,606,390
		15,805,683

Healthcare Technology – 1.5%
Evolent Health, Inc.*	169,400	5,132,820

Hotels, Restaurants & Leisure – 3.3%
Monarch Casino and Resort, Inc.	45,200	3,184,340
SeaWorld Entertainment, Inc.*	79,600	4,458,396
Texas Roadhouse, Inc.	16,700	1,875,076
Wingstop, Inc.	7,600	1,521,216
		11,039,028

Insurance – 0.9%
Unum Group	62,600	2,986,020

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

Schedule of Investments June 30, 2023 (unaudited) (continued)

	Shares	Value
Machinery – 6.3%
Allison Transmission Hldgs., Inc.	77,400	$4,370,004
Federal Signal Corp.	73,900	4,731,817
Flowserve Corp.	119,200	4,428,280
Franklin Electric Co., Inc.	40,900	4,208,610
SPX Technologies, Inc.*	41,500	3,526,255
		21,264,966

Media – 1.4%
Perion Network Ltd.*	151,800	4,655,706

Metals & Mining – 1.4%
ATI, Inc.*	106,800	4,723,764

Oil, Gas & Consumable Fuels – 2.9%
Comstock Resources, Inc.	135,100	1,567,160
International Seaways, Inc.	74,800	2,860,352
Magnolia Oil & Gas Corp.	77,400	1,617,660
Matador Resources Co.	38,300	2,003,856
PDC Energy, Inc.	24,700	1,757,158
		9,806,186

Passenger Airlines – 1.1%
Allegiant Travel Co.*	30,400	3,838,912

Personal Care Products – 1.2%
Inter Parfums, Inc.	30,400	4,110,992

Pharmaceuticals – 1.6%
Amphastar Pharmaceuticals, Inc.*	60,700	3,488,429
Amylyx Pharmaceuticals, Inc.*	85,000	1,833,450
		5,321,879

Professional Services – 4.2%
Alight, Inc.*	361,300	3,338,412
ICF International, Inc.	37,600	4,677,064
Insperity, Inc.	18,000	2,141,280
Maximus, Inc.	47,800	4,039,578
		14,196,334

Semiconductors & Semiconductor Equipment – 18.0%
Aehr Test Systems*	440,408	18,166,830
Allegro MicroSystems, Inc.*	152,000	6,861,280
Axcelis Technologies, Inc.*	74,900	13,731,417
FormFactor, Inc.*	143,000	4,893,460
Impinj, Inc.*	52,200	4,679,730
MACOM Technology Solutions Hldgs., Inc.*	55,700	3,650,021
See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

Schedule of Investments June 30, 2023 (unaudited) (continued)

	Shares	Value
Power Integrations, Inc.	56,600	$5,358,322
Silicon Laboratories, Inc.*	20,850	3,288,879
		60,629,939

Software – 2.8%
Alteryx, Inc.*	56,200	2,551,480
New Relic, Inc.*	45,300	2,964,432
Zeta Global Hldgs. Corp.*	474,500	4,052,229
		9,568,141

Specialty Retail – 0.4%
Murphy USA, Inc.	4,800	1,493,328

Technology Hardware, Storage & Peripherals – 1.0%
Super Micro Computer, Inc.*	13,100	3,265,175

Textiles, Apparel & Luxury Goods – 3.3%
Crocs, Inc.*	50,900	5,723,196
Deckers Outdoor Corp.*	9,300	4,907,238
		10,630,434

Trading Co. & Distribution – 2.1%
Applied Industrial Technologies, Inc.	24,400	3,533,852
Veritiv Corp.	25,242	3,170,648
		6,704,500

Total Equities
(Cost: $284,139,546)		$327,597,519

Total Investments – 97.1%
(Cost: $284,139,546)		$327,597,519

Other Assets Less Liabilities – 2.9%		9,701,188

Net Assets – 100%		$337,298,707

* Non-income producing security during the period ended June 30, 2023

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND

Schedule of Investments June 30, 2023 (unaudited)

	Shares	Value
Equities – 94.4%

Brazil – 1.4%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	300,000	$758,740

Canada – 5.4%
ATS Corp.*	25,000	1,150,174
BRP, Inc.	8,800	743,895
Element Fleet Management Corp.	33,800	514,858
Stantec, Inc.	8,500	554,925
		2,963,852

China – 1.1%
MINISO Group Hldg. Ltd. ADS*	35,000	594,650

Finland – 1.1%
Kemira Oyj	38,000	604,998

France – 2.3%
Rexel SA	29,700	732,777
Sopra Steria Group SA	2,600	518,638
		1,251,415

Germany – 5.1%
AIXTRON SE	30,000	1,017,787
Elmos Semiconductor SE	14,800	1,214,491
Gerresheimer AG	5,000	562,527
		2,794,805

Israel – 3.7%
Inmode Ltd.*	19,400	724,590
Perion Network Ltd.*	43,200	1,324,944
		2,049,534

Japan – 8.1%
BayCurrent Consulting, Inc.	46,000	1,711,272
Fuji Electric Co. Ltd.	14,000	610,278
Future Corp.	84,400	998,446
Toyo Suisan Kaisha Ltd.*	26,000	1,171,752
		4,491,748

Netherlands – 1.4%
Be Semiconductor Industries NV*	7,200	780,183

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND

Schedule of Investments June 30, 2023 (unaudited) (continued)

	Shares	Value
Sweden – 2.9%
HMS Networks AB	21,900	$1,072,116
Saab AB	10,000	540,731
		1,612,847

Taiwan – 2.7%
M31 Technology Corp.*	48,000	1,493,426

United Kingdom – 7.3%
Ashtead Technology Hldgs. PLC	459,400	2,228,738
Oxford Instruments PLC	19,200	665,685
Premier Foods PLC	365,400	591,211
Whitbread PLC*	12,900	554,729
		4,040,363

United States of America – 51.9%
Acadia Healthcare Co., Inc.*	7,600	605,264
Allegro MicroSystems, Inc.*	20,000	902,800
Alphatec Hldgs., Inc.*	105,300	1,893,294
Axcelis Technologies, Inc.*	14,329	2,626,936
Axonics, Inc.*	18,700	943,789
Bel Fuse, Inc.	25,000	1,435,250
Belden, Inc.	24,500	2,343,425
Cabot Corp.	8,400	561,876
Ciena Corp.*	19,000	807,310
Clean Harbors, Inc.*	7,900	1,298,997
Comstock Resources, Inc.	64,900	752,840
Crocs, Inc.*	9,500	1,068,180
Deckers Outdoor Corp.*	2,200	1,160,852
Evolent Health, Inc.*	29,600	896,880
Extreme Networks, Inc.*	25,000	651,250
Impinj, Inc.*	19,030	1,706,040
Lantheus Hldgs., Inc.*	15,500	1,300,760
Merit Medical Systems, Inc.*	10,000	836,400
Model N, Inc.*	16,200	572,832
Power Integrations, Inc.*	10,000	946,700
RPC, Inc.	159,000	1,136,850
Silicon Laboratories, Inc.*	4,200	662,508
Veracyte, Inc.*	57,100	1,454,337

See accompanying notes to the financial statements.

OBERWEIS GLOBAL OPPORTUNITIES FUND

Schedule of Investments June 30, 2023 (unaudited) (continued)

	Shares	Value
Vertiv Hldgs. Co.*	32,500	$805,025
Visteon Corp.*	4,600	660,606
Weatherford International PLC*	8,800	584,496
		28,615,497

Total Equities
(Cost: $42,345,299)		$52,052,058

Total Investments – 94.4%
(Cost: $42,345,299)		$52,052,058

Other Assets Less Liabilities – 5.6%		3,071,663

Net Assets – 100%		$55,123,721

* Non-income producing security during the period ended June 30, 2023

ADS—American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	2.4%
Consumer Discretionary	8.7%
Consumer Staples	3.2%
Energy	4.5%
Financials	0.9%
Healthcare	16.7%
Industrials	18.9%
Information Technology	37.0%
Materials	2.1%

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investmentsa June 30, 2023 (unaudited)

	Shares	Value
Equities – 97.9%

Automobiles – 3.6%
BYD Co. Ltd.	20,000	$641,293
Li Auto, Inc. ADS*	33,000	1,158,300
		1,799,593

Banks – 1.3%
China CITIC Bank Corp. Ltd.	1,400,000	658,229

Beverages – 4.2%
China Resources Beer Hldgs. Co. Ltd.	120,000	792,986
Luzhou Laojiao Co. Ltd.*	25,000	722,279
Wuliangye Yibin Co. Ltd.	25,000	564,383
		2,079,648

Biotechnology – 1.7%
Legend Biotech Corp. ADS*	12,000	828,360

Broadline Retail – 9.0%
Alibaba Group Hldg. Ltd.*	230,000	2,394,260
MINISO Group Hldg. Ltd. ADS*	60,000	1,019,400
PDD Hldgs. ADS*	16,000	1,106,240
		4,519,900

Chemicals – 1.3%
Nanjing Cosmos Chemical Co. Ltd.	25,000	271,378
Tianqi Lithium Corp.*	55,000	384,444
		655,822

Communications Equipment – 1.2%
Accton Technology Corp.*	55,000	618,651

Construction & Engineering – 0.5%
China Communications Services Corp. Ltd.*	550,000	271,547

Diversified Consumer Services – 1.2%
New Oriental Education & Technology Group, Inc.*	155,000	610,972

Electrical Equipment – 5.8%
Chung-Hsin Electric & Machinery Manufacturing Corp.*	150,000	662,579
Fortune Electric Co. Ltd.*	120,000	570,580
Phihong Technology Co. Ltd.*	150,000	377,474
Ta Ya Electric Wire & Cable*	500,000	622,341
Teco Electric and Machinery Co. Ltd.	400,000	686,335
		2,919,309

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investmentsa June 30, 2023 (unaudited) (continued)

	Shares	Value
Electronic Equipment, Instruments & Components – 1.7%
Cowell e Hldgs., Inc.*	300,000	$556,558
Global Brands Manufacture Ltd.*	200,000	295,522
		852,080

Entertainment – 6.0%
Kingsoft Corp. Ltd.	80,000	316,204
NetEase, Inc.	90,000	1,743,202
Tencent Music Entertainment Group ADS*	125,000	922,500
		2,981,906

Ground Transportation – 1.3%
Guangshen Railway Co. Ltd.*	2,000,000	633,920

Healthcare Equipment & Supplies – 0.4%
AK Medical Hldgs. Ltd.	230,000	200,419

Hotels, Restaurants & Leisure – 8.7%
H World Group Ltd.*	90,000	348,783
Meituan*	100,000	1,568,092
Sands China Ltd.*	250,000	856,180
Trip.com Group Ltd.*	30,000	1,047,283
Wowprime Corp.*	50,000	512,796
		4,333,134

Household Durables – 1.8%
Hisense Home Appliances Group Co. Ltd.*	350,000	901,299

Insurance – 2.9%
China Life Insurance Co. Ltd.*	450,000	753,291
Ping An Insurance Group Co. of China Ltd.	110,000	702,561
		1,455,852

Interactive Media & Services – 6.2%
Baidu, Inc.*	45,000	767,510
Tencent Hldgs. Ltd.	55,000	2,332,065
		3,099,575

Life Sciences Tools & Services – 0.4%
Wuxi Biologics (Cayman), Inc.*	45,000	216,273

Machinery – 4.0%
Lucky Harvest Co. Ltd.	70,000	537,625
Sunonwealth Electric Machine Industry Co. Ltd.*	190,000	568,760
Waffer Technology Corp.*	180,000	901,205
		2,007,590

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investmentsa June 30, 2023 (unaudited) (continued)

	Shares	Value
Media – 1.1%
Focus Media Information Technology Co. Ltd.*	600,000	$562,657

Metals & Mining – 2.5%
CMOC Group Ltd.	501,000	263,773
Gloria Material Technology Corp.	250,000	464,518
Zijin Mining Group Co. Ltd.	350,000	518,310
		1,246,601

Oil, Gas & Consumable Fuels – 2.1%
PetroChina Co. Ltd.	1,500,000	1,041,539

Passenger Airlines – 0.8%
China Airlines Ltd.*	480,000	405,333

Pharmaceuticals – 0.8%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	230,000	422,098

Real Estate Management & Development – 3.2%
China Resources Mixc Lifestyle Services Ltd.	221,538	1,103,517
Longfor Group Hldgs. Ltd.	200,000	488,389
		1,591,906

Semiconductors & Semiconductor Equipment – 8.7%
Alchip Technologies Ltd.*	20,000	1,158,485
Global Unichip Corp.	14,000	724,616
M31 Technology Corp.*	45,000	1,408,412
Taiwan Semiconductor Manufacturing Co. Ltd. ADS	10,500	1,059,660
		4,351,173

Specialty Retail – 0.9%
Hotai Motor Co. Ltd.*	17,000	444,881

Technology Hardware, Storage & Peripherals – 10.9%
Aopen, Inc.*	130,000	400,653
Asia Vital Components Co. Ltd.*	60,000	523,141
Getac Hldgs. Corp.*	250,000	538,330
Gigabyte Technology Co. Ltd.*	70,000	548,965
Innodisk Corp.*	70,000	730,136
Lite-On Technology Corp.*	80,000	266,395
Qisda Corp.*	150,000	221,475
Quanta Computer, Inc.*	160,000	781,418
Wistron Corp.*	500,000	1,458,884
		5,469,397

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investmentsa June 30, 2023 (unaudited) (continued)

	Shares	Value
Textiles, Apparel & Luxury Goods – 3.7%
Li Ning Co. Ltd.	75,000	$405,013
Makalot Industrial Co. Ltd.*	80,000	778,025
PRADA SpA	90,000	605,542
		1,788,580

Total Equities
(Cost: $46,011,468)		$48,968,244

Short-Term Investments – 1.7%
Fidelity Investments Money Market Government Portfolio Class I 4.99%[b]	861,040	861,040

Total Short-Term Investments
(Cost: $861,040)		$861,040

Total Investments – 99.6%
(Cost: $46,872,508)		$49,829,284

Other Assets Less Liabilities – 0.4%		209,636

Net Assets – 100%		$50,038,920

a Certain securities were fair valued under the discretion of the Board of Trustees

b Annualized seven-day effective yield as of June 30, 2023.

* Non-income producing security during the period ended June 30, 2023

ADS—American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People’s Republic of China, Taiwan and Hong Kong)	97.9%

See accompanying notes to the financial statements.

OBERWEIS International Opportunities Fund

Schedule of Investments June 30, 2023 (unaudited)

	Shares	Value
Equities – 98.9%

Australia – 3.3%
GrainCorp Ltd.*	435,700	$2,272,536
JB Hi-Fi Ltd.	49,200	1,433,853
Super Retail Group Ltd.	87,900	669,263
		4,375,652

Belgium – 0.4%
Barco NV	20,500	510,934

Canada – 13.7%
Ag Growth International, Inc.	49,300	1,885,591
ATS Corp.*	101,800	4,683,507
BRP, Inc.	18,100	1,530,057
Element Fleet Management Corp.	231,400	3,524,798
Finning International, Inc.	54,500	1,676,385
Parex Resources, Inc.	109,224	2,189,757
Stantec, Inc.	43,100	2,813,798
		18,303,893

Denmark – 3.4%
D/S Norden A/S	5,100	254,421
Demant A/S*	51,400	2,173,210
Jyske Bank A/S*	6,500	493,823
NKT A/S*	26,000	1,576,727
		4,498,181

Finland – 4.0%
Cargotec Oyj	30,100	1,653,792
Metso Corp.	176,500	2,127,283
Outokumpu Oyj	161,200	862,290
Valmet Oyj	23,100	642,283
		5,285,648

France – 9.4%
Alten SA*	11,700	1,842,329
Edenred SA	58,600	3,922,440
Rexel SA	99,500	2,454,927
Sopra Steria Group SACA	9,900	1,974,814
Spie SA	72,000	2,325,622
		12,520,132

Germany – 7.1%
AIXTRON SE	45,000	1,526,680
CTS Eventim AG & Co.*	39,500	2,493,534
Gerresheimer AG	31,500	3,543,922
Hugo Boss AG	19,500	1,522,294
Krones AG	2,900	351,582
		9,438,012

See accompanying notes to the financial statements.

OBERWEIS International Opportunities Fund

Schedule of Investments June 30, 2023 (unaudited) (continued)

	Shares	Value
Italy – 4.0%
Brunello Cucinelli SpA	20,800	$1,829,419
Davide Campari-Milano NV*	249,300	3,452,223
		5,281,642

Japan – 20.7%
ABC-Mart, Inc.*	45,300	2,450,931
BayCurrent Consulting, Inc.	183,000	6,807,887
Daiwa Securities Group, Inc.	605,800	3,108,034
Fuji Electric Co. Ltd.	47,800	2,083,662
Future Corp.	201,100	2,378,999
Information Services International-Dentsu Ltd.	35,900	1,253,931
M&A Capital Partners Co. Ltd.*	14,700	339,243
Nissin Foods Hldgs. Co. Ltd.	38,100	3,144,745
Santen Pharmaceutical Co. Ltd.*	79,000	670,948
Sundrug Co. Ltd.*	43,800	1,295,529
Toyo Suisan Kaisha Ltd.	77,700	3,501,737
Toyo Tanso Co. Ltd.*	18,300	649,336
		27,684,982

Netherlands – 5.0%
BE Semiconductor Industries NV	30,000	3,250,764
Constellium SE*	202,800	3,488,160
		6,738,924

Norway – 1.9%
Aker Solutions ASA	521,100	1,888,536
Subsea 7 SA	50,700	631,294
		2,519,830

Sweden – 5.6%
AAK AB*	51,500	968,365
AddTech AB*	53,000	1,153,819
Alleima AB	72,600	330,239
Indutrade AB*	5,700	128,371
Saab AB	75,400	4,077,112
SSAB AB*	132,300	939,866
		7,597,772

United Kingdom – 20.4%
B&M European Value Retail SA	194,400	1,375,169
Games Workshop Group PLC*	10,000	1,386,843
IMI PLC	84,500	1,759,970
Indivior PLC*	114,600	2,653,236
Informa PLC*	72,000	663,856
Keywords Studios PLC	57,400	1,319,456

See accompanying notes to the financial statements.

OBERWEIS International Opportunities Fund

Schedule of Investments June 30, 2023 (unaudited) (continued)

	Shares	Value
Marks and Spencer Group PLC*	963,300	$2,357,479
Melrose Industries PLC*	131,300	844,095
Morgan Sindall Group PLC	30,600	711,176
Oxford Instruments PLC*	76,100	2,638,468
Spectris PLC	54,800	2,501,981
Telecom Plus PLC*	65,700	1,410,122
The Sage Group PLC	439,700	5,164,269
Whitbread PLC	61,300	2,636,039
		27,422,159

Total Equities
(Cost: $117,990,871)		$132,177,761

Rights – 0.1%
Denmark – 0.1%
NKT A/S*	6,500	151,271

Total Rights
(Cost: $ 0)		$151,271

Short-Term Investments – 0.4%
Fidelity Investments Money Market Government Portfolio Class I 4.99%[a]	476,468	476,468

Total Short-Term Investments
(Cost: $476,468)		$476,468

Total Investments – 99.4%
(Cost: $118,467,339)		$132,805,500

Other Assets Less Liabilities – 0.6%		808,016

Net Assets – 100%		$133,613,516

a Annualized seven-day effective yield as of June 30, 2023.

* Non-income producing security during the period ended June 30, 2023

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	2.4%
Consumer Discretionary	11.1%
Consumer Staples	12.7%
Energy	3.5%
Financials	8.5%
Healthcare	6.8%
Industrials	30.5%
Information Technology	18.2%
Materials	4.2%
Utilities	1.1%

See accompanying notes to the financial statements.

OBERWEIS Emerging Markets Fund

Schedule of Investmentsa June 30, 2023 (unaudited)

	Shares	Value
Equities – 94.7%

Argentina – 1.5%
Arcos Dorados Hldgs., Inc.	23,200	$237,800

Brazil – 5.2%
Hypera SA*	21,200	203,712
Petro Rio SA*	27,200	210,638
TOTVS SA	25,500	159,661
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	95,000	240,268
		814,279

Canada – 1.0%
Orla Mining Ltd.*	35,600	149,408

Chile – 1.1%
Embotelladora Andina SA*	66,700	174,787

China – 12.0%
AK Medical Hldgs. Ltd.	191,000	166,435
Chongqing Brewery Co. Ltd.	24,000	304,773
Dada Nexus Ltd. ADS*	22,800	121,068
Glodon Co. Ltd.	25,480	114,137
Jiangsu Hengli Hydraulic Co. Ltd.	12,800	113,511
Kingdee International Software Group Co. Ltd.*	210,000	281,997
OPT Machine Vision Tech Co. Ltd.*	13,800	313,833
Xiabuxiabu Catering Management China Hldgs. Co. Ltd.*	290,000	136,811
Zhejiang Shuanghuan Driveline Co. Ltd.	62,616	313,404
		1,865,969

France – 1.0%
Gaztransport & Technigaz SA	1,550	157,794

Greece – 1.4%
Greek Organization of Football Prognostics SA	12,500	217,983

Hungary – 1.5%
Richter Gedeon Nyrt	9,200	227,126
See accompanying notes to the financial statements.

OBERWEIS Emerging Markets Fund

Schedule of Investmentsa June 30, 2023 (unaudited) (continued)

	Shares	Value
India – 21.6%
Affle India Ltd.*	13,400	$179,590
AMI Organics Ltd.*	10,300	160,011
C.E. Info Systems Ltd.*	13,500	198,878
Cera Sanitaryware Ltd.	3,332	311,626
Emudhra Ltd.	48,900	257,013
Federal Bank Ltd.*	103,000	158,873
Kaynes Technology India Ltd.*	11,100	204,393
KEI Industries Ltd.*	8,198	232,023
KPIT Technologies Ltd.	18,500	246,635
Linde India Ltd.*	3,000	158,163
Navin Fluorine International Ltd*	4,300	236,364
Oracle Financial Services Software Ltd*	4,000	188,621
Route Mobile Ltd.*	14,000	272,484
Tube Investments of India Ltd.	4,300	166,790
TVS Motor Co. Ltd.*	12,000	194,446
Varun Beverages Ltd.	18,236	178,821
		3,344,731

Indonesia – 8.5%
PT Indofood CBP Sukses Makmur Tbk*	340,700	257,357
PT Kalbe Farma Tbk	1,585,000	216,910
PT Mitra Adiperkasa Tbk*	2,158,900	243,655
PT Sumber Alfaria Trijaya Tbk	1,502,500	258,899
PT Samator Indo Gas Tbk	1,292,700	162,099
PT United Tractors Tbk	112,000	173,701
		1,312,621

Japan – 1.2%
RS Technologies Co. Ltd.*	8,000	178,596

Malaysia – 1.5%
CTOS Digital Bhd	777,800	232,298

Mexico – 6.6%
Alsea, S.A.B. de CV*	88,300	286,355
Controladora Vuela Compania de Aviacion, S.A.B de CV ADS*	12,000	167,400
Grupo Aeroportuario del Centro Norte SAB de CV ADS	2,700	229,068
Prologis Property Mexico SA de CV	49,200	182,808
Regional SAB de CV	22,300	161,573
		1,027,204

Philippines – 0.9%
Wilcon Depot, Inc.	324,800	142,101

Poland – 1.6%
Dino Polska SA*	2,100	245,347

See accompanying notes to the financial statements.

OBERWEIS Emerging Markets Fund

Schedule of Investmentsa June 30, 2023 (unaudited) (continued)

	Shares	Value
South Africa – 1.0%
Clicks Group Ltd.	10,980	$152,432

South Korea – 8.0%
Classys, Inc.	12,727	313,488
LEENO Industrial, Inc.	2,938	330,132
Park Systems Corp.	2,056	294,716
Tokai Carbon Korea Co. Ltd.*	3,450	303,327
		1,241,663

Taiwan – 17.0%
91APP, Inc.*	39,000	179,159
Alchip Technologies Ltd.*	7,000	405,470
Andes Technology Corp.	9,000	138,264
ASPEED Technology, Inc.	2,400	221,051
Chroma ATE, Inc.*	31,000	250,177
Ennoconn Corp.*	23,000	202,281
Innodisk Corp.*	23,881	249,091
M31 Technology Corp.*	9,000	281,682
Sinbon Electronics Co. Ltd.*	27,000	320,770
Unimicron Technology Corp.*	43,000	244,527
Yageo Corp.*	9,551	151,312
		2,643,784

Thailand – 0.8%
Mega Lifesciences PCL	111,300	117,878

United Kingdom – 1.3%
WAG Payment Solutions PLC*	173,000	194,224

Total Equities
(Cost: $12,796,260)		$14,678,025

Short-Term Investments – 5.0%
Fidelity Investments Money Market Government Portfolio Class I 4.99%[b]	783,040	783,040

Total Short-Term Investments
(Cost: $783,040)		$783,040

Total Investments – 99.7%
(Cost: $13,579,300)		$15,461,065

Other Assets Less Liabilities – 0.3%		54,119

Net Assets – 100%		$15,515,184

a Certain securities were fair valued under the discretion of the Board of Trustees

b Annualized seven-day effective yield as of June 30, 2023.

* Non-income producing security during the period ended June 30, 2023

ADS—American depositary share

See accompanying notes to the financial statements.

OBERWEIS Emerging Markets Fund

Schedule of Investmentsa June 30, 2023 (unaudited) (continued)

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	1.2%
Consumer Discretionary	12.5%
Consumer Staples	10.9%
Energy	3.5%
Financials	3.3%
Healthcare	9.1%
Industrials	11.5%
Information Technology	36.9%
Materials	4.6%
Real Estate	1.2%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2023 (unaudited)

	Micro-Cap Fund	Small-Cap Opportunities Fund	Global Opportunities Fund
ASSETS
Investment securities at value[a]	$341,439,854	$327,597,519	$52,052,058
Cash	23,645,834	38,311,990	3,093,622
Receivable from securities sold	306,744	879,625	—
Dividends and interest receivable	121,169	119,111	45,495
Prepaid expenses	66,374	42,747	22,705
Total Assets	365,579,975	366,950,992	55,213,880

LIABILITIES
Payable for securities purchased	16,459,210	29,375,707	—
Payable to advisor (see note 3)	262,099	191,245	37,810
Payable to distributor	38,504	38,533	7,467
Accrued expenses	49,379	46,800	44,882
Total Liabilities	16,809,192	29,652,285	90,159
NET ASSETS	$348,770,783	$337,298,707	$55,123,721

NET ASSETS
Investor Class	$206,285,883	$205,587,348	$36,791,686
Institutional Class	142,484,900	131,711,359	18,332,035
Total	$348,770,783	$337,298,707	$55,123,721

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	5,499,470	9,425,806	1,350,523
Institutional Class	3,726,411	5,912,122	659,795
Total	9,225,881	15,337,928	2,010,318

NET ASSET VALUE
Investor Class, offering price and redemption price	$37.51	$21.81	$27.24
Institutional Class, offering price and redemption price	$38.24	$22.28	$27.78

ANALYSIS OF NET ASSETS
Capital	$285,096,398	$304,476,618	$51,598,632
Accumulated earnings	63,674,385	32,822,089	3,525,089
Net assets	$348,770,783	$337,298,707	$55,123,721

[a] Investment securities at cost	$273,509,722	$284,139,546	$42,345,299

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2023 (unaudited) (continued)

	China Opportunities Fund	International Opportunities Fund	Emerging Markets Fund
ASSETS
Investment securities at value[a]	$49,829,284	$132,805,500	$15,461,065
Cash	36,081	—	98,025
Foreign Currency[b]	180,054	327,208	1,716
Receivable from securities sold	301,357	445,160	48,463
Dividends and interest receivable	225,904	941,769	12,689
Prepaid expenses	19,508	21,458	21,727
Total Assets	50,592,188	134,541,095	15,643,685

LIABILITIES
Payable for securities purchased	441,564	556,383	—
Payable to advisor (see note 3)	51,855	97,570	3,653
Payable to distributor	8,348	27,728	594
Payable to Custodian	—	169,931	—
Accrued expenses	51,501	75,967	124,254
Total Liabilities	553,268	927,579	128,501
NET ASSETS	$50,038,920	$133,613,516	$15,515,184

NET ASSETS
Investor Class	$40,158,967	$133,613,516	$2,931,368
Institutional Class	9,879,953	—	12,583,816
Total	$50,038,920	$133,613,516	$15,515,184

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	6,176,768	7,734,951	263,196
Institutional Class	1,492,065	—	1,115,422
Total	7,668,833	7,734,951	1,378,618

NET ASSET VALUE
Investor Class, offering price and redemption price	$6.50	$17.27	$11.14
Institutional Class, offering price and redemption price	$6.62	$—	$11.28

ANALYSIS OF NET ASSETS
Capital	$76,345,623	$167,713,345	$15,015,333
Accumulated earnings (losses)	(26,306,703)	(34,099,829)	499,851
Net assets	$50,038,920	$133,613,516	$15,515,184

[a] Investment securities at cost	$46,872,508	$118,467,339	$13,579,300
[b] Foreign currency at cost	$179,147	$326,377	$1,627

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Period Ended June 30, 2023 (unaudited)

	Micro-Cap Fund	Small-Cap Opportunities Fund
INVESTMENT INCOME
Dividends	$514,013	$852,419
Interest	266,787	184,521
Total investment income	780,800	1,036,940

EXPENSES
Investment advisory fees (see note 3)	716,633	472,749
Management fees (see note 3)	477,755	472,749
Distribution fees and shareholder services (see note 3)	172,036	175,978
Transfer agent fees and expenses	150,036	140,040
Custodian fees and expenses	9,072	6,107
Accounting services fees	47,571	47,105
Other	100,044	100,177
Total expenses before reimbursed expenses	1,673,147	1,414,905
Earnings credit (see note 6)	(5,627)	(5,847)
Expense reimbursement (see note 3)	—	(51,237)
Total expenses	1,667,520	1,357,821
NET INVESTMENT LOSS	(886,720)	(320,881)

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized losses on investment transactions	(809,576)	(6,361,437)
Change in net unrealized appreciation/depreciation on investments	42,912,063	36,045,740
Net realized/unrealized gains on investments	42,102,487	29,684,303
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,215,767	$29,363,422

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Period Ended June 30, 2023 (unaudited) (continued)

Global Opportunities Fund	China Opportunities Fund	International Opportunities Fund	Emerging Markets Fund
INVESTMENT INCOME
Dividends[a]	$214,942	$351,635	$2,062,701	$144,005
Interest	21,754	6,581	34,674	14,573
Total investment income	236,696	358,216	2,097,375	158,578
EXPENSES
Investment advisory fees (see note 3)	119,847	346,739	896,684	99,504
Management fees (see note 3)	107,450	—	—	—
Distribution fees and shareholder services (see note 3)	45,541	55,053	179,337	3,455
Transfer agent fees and expenses	31,049	49,452	136,392	15,686
Custodian fees and expenses	18,591	47,540	57,944	30,637
Accounting services fees	17,594	19,122	33,987	13,101
Federal and state registration fees	16,241	17,994	15,199	15,349
Audit fees	10,998	10,998	10,998	10,998
Other	20,376	21,731	47,421	8,739
Total expenses before reimbursed expenses	387,687	568,629	1,377,962	197,469
Earnings credit (see note 6)	(3,522)	(3,966)	(14,935)	(7,377)
Expense reimbursement (see note 3)	—	—	(215,272)	(67,233)
Total Expenses	384,165	564,663	1,147,755	122,859
NET INVESTMENT INCOME (LOSS)	(147,469)	(206,447)	949,620	35,719
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized losses on investment transactions	(342,281)	(3,756,423)	(5,558,840)	(3,325)
Net realized foreign capital gains tax	—	—	—	(77,252)
Net realized gains (losses) on foreign currency transactions	1,770	12,462	1,954	(273)
Net realized losses on investments and foreign currency transactions	(340,511)	(3,743,961)	(5,556,886)	(80,850)
Change in net deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	—	—	42,917
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,789,105	(1,536,441)	9,783,337	1,382,629
Net realized/unrealized gains (losses) on investments and foreign currencies	4,448,594	(5,280,402)	4,226,451	1,344,696
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,301,125	$(5,486,849)	$5,176,071	$1,380,415

a       Dividends are net of foreign withholding tax of $31,343, $35,395, $237,832, and $19,586 for the Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS
Net investment loss	$(886,720)	$(1,252,328)
Net realized gains (losses) on investment transactions	(809,576)	440,411
Change in net unrealized appreciation/depreciation on investments	42,912,063	(16,127,343)
Net increase (decrease) in net assets resulting from operations	41,215,767	(16,939,260)

FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	—	(1,309,953)
Institutional Class	—	(970,504)
Net decrease in net assets from distributions	—	(2,280,457)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	115,178,081	56,866,010
Proceeds from reinvestment of distributions	—	1,148,717
Redemption of shares (see note 5)	(28,779,341)	(37,721,248)
Net increase from investor class share transactions	86,398,740	20,293,479
Institutional Class
Proceeds from sale of shares	59,453,968	48,191,773
Proceeds from reinvestment of distributions	—	535,090
Redemption of shares (see note 5)	(7,194,792)	(18,739,798)
Net increase from institutional class share transactions	52,259,176	29,987,065
Redemption fees (see note 5)	109,252	109,101
Net increase in net assets resulting from capital share transactions	138,767,168	50,389,645
Total increase in net assets	179,982,935	31,169,928

NET ASSETS
Beginning of period	168,787,848	137,617,920
End of period	$348,770,783	$168,787,848

TRANSACTIONS IN SHARES
Investor Class
Shares sold	3,309,149	1,782,331
Shares issued in reinvestment of distributions	—	36,306
Less shares redeemed	(853,074)	(1,217,062)
Net increase from investor class share transactions	2,456,075	601,575
Institutional Class
Shares sold	1,680,526	1,471,975
Shares issued in reinvestment of distributions	—	16,613
Less shares redeemed	(205,191)	(610,465)
Net increase from institutional class share transactions	1,475,335	878,123
Net increase from capital share transactions	3,931,410	1,479,698
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS
Net investment loss	$(320,881)	$(499,133)
Net realized losses on investment transactions	(6,361,437)	(3,923,184)
Change in net unrealized appreciation/depreciation on investments	36,045,740	450,435
Net increase (decrease) in net assets resulting from operations	29,363,422	(3,971,882)

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(161,156)
Institutional Class	—	(103,813)
Net decrease in net assets from distributions	—	(264,969)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	111,978,011	93,036,426
Proceeds from reinvestment of distributions	—	147,510
Redemption of shares (see note 5)	(18,597,907)	(13,146,967)
Net increase from investor class share transactions	93,380,104	80,036,969
Institutional Class
Proceeds from sale of shares	72,946,380	55,903,334
Proceeds from reinvestment of distributions	—	95,053
Redemption of shares (see note 5)	(15,317,947)	(4,007,340)
Net increase from institutional class share transactions	57,628,433	51,991,047
Redemption fees (see note 5)	40,394	46,333
Net increase in net assets resulting from capital share transactions	151,048,931	132,074,349
Total increase in net assets	180,412,353	127,837,498

NET ASSETS
Beginning of period	156,886,354	29,048,856
End of period	$337,298,707	$156,886,354

TRANSACTIONS IN SHARES
Investor Class
Shares sold	5,405,341	4,858,138
Shares issued in reinvestment of distributions	—	7,699
Less shares redeemed	(906,400)	(696,651)
Net increase from investor class share transactions	4,498,941	4,169,186
Institutional Class
Shares sold	3,439,036	2,843,183
Shares issued in reinvestment of distributions	—	4,865
Less shares redeemed	(748,536)	(206,936)
Net increase from institutional class share transactions	2,690,500	2,641,112
Net increase from capital share transactions	7,189,441	6,810,298

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Global Opportunities Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS
Net investment loss	$(147,469)	$(353,269)
Net realized losses on investment and foreign currency transactions	(340,511)	(5,696,680)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	4,789,105	(14,254,269)
Net increase (decrease) in net assets resulting from operations	4,301,125	(20,304,218)

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(900,921)
Institutional Class	—	(426,487)
Net decrease in net assets from distributions	—	(1,327,408)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	1,998,142	2,803,731
Proceeds from reinvestment of distributions	—	817,261
Redemption of shares (see note 5)	(3,020,611)	(6,856,467)
Net decrease from investor class share transactions	(1,022,469)	(3,235,475)
Institutional Class
Proceeds from sale of shares	1,064,726	7,322,246
Proceeds from reinvestment of distributions	—	357,317
Redemption of shares (see note 5)	(1,026,766)	(7,869,826)
Net increase (decrease) from institutional class share transactions	37,960	(190,263)
Redemption fees (see note 5)	2,485	1,616
Net decrease in net assets resulting from capital share transactions	(982,024)	(3,424,122)
Total increase (decrease) in net assets	3,319,101	(25,055,748)

NET ASSETS
Beginning of period	51,804,620	76,860,368
End of period	$55,123,721	$51,804,620

TRANSACTIONS IN SHARES
Investor Class
Shares sold	74,994	102,805
Shares issued in reinvestment of distributions	—	32,431
Less shares redeemed	(113,709)	(257,569)
Net decrease from investor class share transactions	(38,715)	(122,333)
Institutional Class
Shares sold	40,323	275,023
Shares issued in reinvestment of distributions	—	13,920
Less shares redeemed	(37,210)	(288,395)
Net increase from institutional class share transactions	3,113	548
Net decrease from capital share transactions	(35,602)	(121,785)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	China Opportunities Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS
Net investment loss	$(206,447)	$(612,274)
Net realized losses on investment and foreign currency transactions	(3,743,961)	(24,276,628)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(1,536,441)	(10,954,305)
Net decrease in net assets resulting from operations	(5,486,849)	(35,843,207)

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(549,877)
Institutional Class	—	(120,710)
Net decrease in net assets from distributions	—	(670,587)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	1,386,812	4,872,214
Proceeds from reinvestment of distributions	—	520,397
Redemption of shares (see note 5)	(2,950,760)	(10,629,431)
Net decrease from investor class share transactions	(1,563,948)	(5,236,820)
Institutional Class
Proceeds from sale of shares	3,317,670	7,464,227
Proceeds from reinvestment of distributions	—	109,388
Redemption of shares (see note 5)	(2,592,400)	(5,794,362)
Net increase from institutional class share transactions	725,270	1,779,253
Redemption fees (see note 5)	48,225	22,697
Net decrease from capital share transactions	(790,453)	(3,434,870)
Total decrease in net assets	(6,277,302)	(39,948,664)

NET ASSETS
Beginning of period	56,316,222	96,264,886
End of period	$50,038,920	$56,316,222

TRANSACTIONS IN SHARES
Investor Class
Shares sold	184,638	567,266
Shares issued in reinvestment of distributions	—	71,680
Less shares redeemed	(418,818)	(1,269,813)
Net decrease from investor class share transactions	(234,180)	(630,867)
Institutional Class
Shares sold	432,973	897,133
Shares issued in reinvestment of distributions	—	14,822
Less shares redeemed	(387,599)	(771,295)
Net increase from institutional class share transactions	45,374	140,660
Net decrease from capital share transactions	(188,806)	(490,207)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS
Net investment income	$949,620	$1,162,475
Net realized losses on investments and foreign currency transactions	(5,556,886)	(40,116,589)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	9,783,337	(68,979,632)
Net increase (decrease) in net assets resulting from operations	5,176,071	(107,933,746)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	4,101,459	22,084,380
Redemption of shares (see note 5)	(20,638,468)	(79,575,084)
Redemption fees (see note 5)	4,510	38,129
Net decrease from capital share transactions	(16,532,499)	(57,452,575)
Total decrease in net assets	(11,356,428)	(165,386,321)

NET ASSETS
Beginning of period	144,969,944	310,356,265
End of period	$133,613,516	$144,969,944

TRANSACTIONS IN SHARES
Shares sold	234,244	1,103,401
Less shares redeemed	(1,191,419)	(4,123,116)
Net decrease from capital share transactions	(957,175)	(3,019,715)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Emerging Markets Fund
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS
Net investment income (loss)	$35,719	$(28,674)
Net realized losses on investments and foreign currency transactions	(80,850)	(1,160,556)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	1,425,546	(2,592,626)
Net increase (decrease) in net assets resulting from operations	1,380,415	(3,781,855)

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(42,452)
Institutional Class	—	(294,995)
Net decrease in net assets from distributions	—	(337,447)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	1,902,239	1,197,372
Proceeds from reinvestment of distributions	—	38,456
Redemption of shares (see note 5)	(719,897)	(743,874)
Net increase from investor class share transactions	1,182,342	491,954
Institutional Class
Proceeds from sale of shares	2,608,506	3,351,358
Proceeds from reinvestment of distributions	—	255,307
Redemption of shares (see note 5)	(2,251,215)	(948,787)
Net increase from institutional class share transactions	357,291	2,657,878
Redemption fees (see note 5)	4,660	3,324
Net increase in net assets resulting from capital share transactions	1,544,293	3,153,156
Total increase (decrease) in net assets	2,924,708	(966,146)

NET ASSETS
Beginning of period	12,590,476	13,556,622
End of period	$15,515,184	$12,590,476

TRANSACTIONS IN SHARES
Investor Class
Shares sold	173,509	105,005
Shares issued in reinvestment of distributions	—	3,800
Less shares redeemed	(67,439)	(72,461)
Net increase from investor class share transactions	106,070	36,344
Institutional Class
Shares sold	234,994	283,306
Shares issued in reinvestment of distributions	—	24,957
Less shares redeemed	(203,502)	(90,401)
Net increase from investor class share transactions	31,492	217,862
Net increase from capital share transactions	137,562	254,206

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited)

1. Description of Organization

Description of business.    The Oberweis Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of eight Funds of which six are in this report: the Oberweis Micro-Cap Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Emerging Markets Fund (collectively, ‘‘the Funds’’) are each a series of the Trust. Each Fund in this report except for Oberweis International Opportunities Fund currently offers two classes of shares: Investor Class and Institutional Class. Oberweis International Opportunities Fund offers only Investor Class shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are each an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.”

Investment valuation.    Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (‘‘NYSE’’) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund and the Oberweis Emerging Markets Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited) (continued)

markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair value measurements.    In accordance with Financial Accounting Standards Board (‘‘FASB’’) guidance, the Funds utilize the ‘‘Fair Value Measurements and Disclosures’’ to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•        Level 1 — Quoted prices in active markets for identical securities.

•        Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•        Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2023:

Micro-Cap Fund		Small-Cap Opportunities Fund
Level 1 – Equities	$341,439,854	$327,597,519
Total Level 1	341,439,854	327,597,519
Level 2	—	—
Level 3	—	—
Total Investments	$341,439,854	$327,597,519
Global Opportunities Fund		China Opportunities Fund	International Opportunities Fund
Level 1 – Equities
Total Asia	$8,629,358	$6,094,460	$27,684,982
Total Australia	—	—	4,375,652
Total Europe	11,084,611	—	81,813,234
Total North America	31,579,349	—	18,303,893
Total South America	758,740	—	—
Total Short-Term Investments	—	861,040	476,468
Total Level 1	52,052,058	6,955,500	132,654,229
Level 2 – Equities/Rights
Total Asia	—	42,873,784	—
Total Europe	—	—	151,271
Total Level 2	—	42,873,784	151,271
Level 3	—	—	—
Total Investments	$52,052,058	$49,829,284	$132,805,500

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited) (continued)

Emerging Markets Fund
Level 1 – Equities
Total Asia	$1,575,790
Total Africa	152,432
Total Europe	194,224
Total North America	1,176,612
Total South America	1,226,866
Total Short-Term Investments	783,040
Total Level 1	5,108,964
Level 2 – Equities
Total Asia	9,503,851
Total Europe	848,250
Total Level 2	10,352,101
Level 3	—
Total Investments	$15,461,065

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

Foreign currency transactions.    The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks associated with foreign securities and currencies.    Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.    Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited) (continued)

Investment transactions and investment income.    Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Fund foreign taxation.    The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Fund expense allocations.    The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.

Federal income taxes and dividends to shareholders.    It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (‘‘the Code’’), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2023. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (‘‘GAAP’’). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

For the year ended December 31, 2023, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (‘‘PFIC’’) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2022, permanent differences in book and tax accounting have been reclassified to paid in capital and accumulated earnings (loss) as follows:

	Increases/(Decrease)
Capital		Accumulated Earnings (Loss)
Micro-Cap Fund	$(579,362)	$579,362
Small-Cap Opportunities Fund	(500,936)	500,936
Global Opportunities Fund	(781,959)	781,959
China Opportunities Fund	(255,615)	255,615
International Opportunities Fund	(2,428,938)	2,428,938
Emerging Markets Fund	(6,723)	6,723

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited) (continued)

The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$ —	$ 2,280,457	$ 2,280,457
Small-Cap Opportunities Fund	—	264,969	264,969
Global Opportunities Fund	—	1,327,408	1,327,408
China Opportunities Fund	—	670,587	670,587
International Opportunities Fund	—	—	—
Emerging Markets Fund	—	337,447	337,447

The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$ 6,601,079	$ 21,730,672	$ 28,331,751
Small-Cap Opportunities Fund	2,861,415	2,668,831	5,530,246
Global Opportunities Fund	2,861,842	13,000,295	15,862,137
China Opportunities Fund	4,018,595	24,805,173	28,823,768
International Opportunities Fund	—	54,761,352	54,761,352
Emerging Markets Fund	15,223	1,712,401	1,727,624

As of December 31, 2022, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration
Short-Term		Long-Term
Micro-Cap Fund	$ —	$ —
Small-Cap Opportunities Fund	3,875,560	—
Global Opportunities Fund	5,328,265	—
China Opportunities Fund	23,446,626	—
International Opportunities Fund	39,322,654	823,206
Emerging Markets Fund	849,768	—

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2022, Post October capital losses treated arising on January 1, 2023 was as follows:

Short-Term		Long-Term
Micro-Cap Fund	$ 2,369,475	$ —
Small-Cap Opportunities Fund	—	—
Global Opportunities Fund	—	—
China Opportunities Fund	—	—
International Opportunities Fund	—	—
Emerging Markets Fund	—	—

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited) (continued)

As of December 31, 2022 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income (deficit)		Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments	Unrealized Appreciation/ (Depreciation) foreign currency translations and India sales tax
Micro-Cap Fund	$ —	$ —	$ (2,369,475)	$ 24,828,093	$ —
Small-Cap Opportunities Fund	—	—	(3,875,560)	7,334,226	—
Global Opportunites Fund		—	(5,328,265)	4,552,784	(556)
China Opportunities Fund	—	—	(23,446,626)	2,612,522	14,249
International Opportunities Fund	—	—	(40,145,860)	899,530	(29,570)
Emerging Markets Fund	—	—	(849,768)	12,511	(43,307)

Accumulated capital and other losses consists of timing differences related to wash sales and capital loss carryforwards.

As of December 31, 2022 the cost of investments for federal income tax purposes are as follows:

Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Unrealized Appreciation
Micro-Cap Fund	$ 137,992,985	$ 34,093,660	$ (9,265,567)	$ 24,828,093
Global Opportunities Fund	143,148,399	14,056,265	(6,722,039)	7,334,226
Small-Cap Opportunities Fund	47,254,575	8,713,446	(4,160,662)	4,552,784
China Opportunities Fund	53,256,649	6,412,523	(3,800,001)	2,612,522
International Opportunities Fund	143,653,212	18,828,362	(17,928,832)	899,530
Emerging Markets Fund	12,082,909	1,666,974	(1,654,463)	12,511

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2023, open Federal tax years include the tax years ended 2019 through 2023. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited) (continued)

Use of estimates.    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.    Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (‘‘OAM’’) as the Funds’ investment advisor and manager. Oberweis Securities, Inc. (‘‘OSI’’), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.    Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Global Opportunities, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Global Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, the International Opportunities Fund and the Emerging Markets Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25%, 1.25% and 1.25% of average daily net assets, respectively. For the period ended June 30, 2023, the Micro-Cap Fund, Small-Cap Opportunities Fund and Global Opportunities Fund incurred investment advisory fees totaling $716,633, $472,749 and $119,847, respectively. For the period ended June 30, 2023, the China Opportunities Fund, International Opportunities Fund, and Emerging Market Fund incurred investment advisory fees totaling $346,739, $896,684, and $99,504, respectively.

Management agreement.    For management services and facilities furnished, the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2023, the Micro-Cap Fund, Small-Cap Opportunities Fund, and Global Opportunities Fund incurred management fees totaling $477,755, $472,749, and $107,450, respectively.

Expense reimbursement.    OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and Global Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.80% of the first $50 million; plus 1.60% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.25%, 2.24%, 1.60% and 1.75% expressed as a percentage of the

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited) (continued)

Fund’s average daily net assets, respectively. OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund Institutional and the Global Opportunities Fund Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse the Small-Cap Opportunities Fund, China Opportunities Fund and Emerging Markets Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.00%, 1.99% and 1.50% expressed as a percentage of the Funds’ average daily net assets, respectively. For the period ended June 30, 2023 OAM reimbursed the Small-Cap Opportunities Fund, the International Opportunities Fund, and the Emerging Markets Fund in the amount of $51,237, $215,272, and $67,233, respectively.

Officers and trustees.    Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2023, the Trust made no direct payments to its officers and paid $85,250 to its unaffiliated trustees.

Distribution and shareholder service agreement.    The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets of Investor Class Shares as compensation for services. For the period ended June 30, 2023, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund incurred distribution fees totaling $172,036, $175,978, $45,541, $55,053, $179,337, and $3,455, respectively.

Affiliated Commissions.    For the period ended June 30, 2023, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2023, other than money market investments, aggregated $171,927,447 and $35,411,158, respectively, for the Micro-Cap Fund, $199,850,853 and $52,420,263, respectively, for the Small-Cap Opportunities Fund, $25,776,657 and $29,967,559, respectively, for the Global Opportunities Fund, $64,382,115 and $66,004,513, respectively, for the China Opportunities Fund, $97,938,403,and $114,373,785, respectively, for the International Opportunities Fund, $12,350,494 and $11,185,010, respectively, for the Emerging Markets Fund. There were no long-term purchases or sales of U.S. Government Obligations during the period ended June 30, 2023.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options during the period ended June 30, 2023.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited) (continued)

5. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers, redemptions of shares of the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the Emerging Markets Fund and the International Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund were $109,252, $40,394, $2,485, $48,225, $4,510 and $4,660, respectively, for the period ended June 30, 2023, and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2023, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund received credits of $5,627, $5,847, $3,522, $3,966, $14,935, and $7,377, respectively. During the period ended June 30, 2023, the Micro-Cap Fund, the Small Cap Opportunities Fund, the Global Opportunities Fund, the China Opportunities Fund, the International Opportunities Fund and the Emerging Markets Fund incurred interest charges of $5, $5, $458, $4,777, $3,678, and $844 respectively, which is included in custodian fees and expenses in the Statements of Operations.

7. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class		MICRO-CAP FUND
	Six Months Ended June 30, 2023 (unaudited)		Years Ended December 31,
			2022	2021	2020	2019	2018
Net asset value at beginning of period	$31.64		$35.88	$29.10	$22.40	$18.37	$25.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]		(.14)	(.32)	(.43)	(.26)	(.22)	(.35)
Net realized and unrealized gains (losses) on investments	5.99		(3.52)	15.93	6.96	4.25	(2.82)
Total from investment operations	5.85		(3.84)	15.50	6.70	4.03	(3.17)
Redemption Fees[a]	.02		.03	.02	—	—	.03
Less distributions:
Distribution from net realized gains on investments	—		(.43)	(8.74)	—	—	(3.61)
Net asset value at end of period	$37.51		$31.64	$35.88	$29.10	$22.40	$18.37
Total Return (%)	18.55	[d]	(10.60)	53.38	29.91	21.94	(12.30)

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$206,286		$96,281	$87,603	$45,345	$46,546	$53,094
Ratio of gross expenses to average net assets (%)	1.51	[c]	1.53	1.48	1.59	1.60	1.57
Ratio of net expenses to average net assets (%)[b]	1.50	[c]	1.52	1.48	1.58	1.58	1.55
Ratio of net investment loss to average net assets (%)		(.85)[c]	(1.02)	(1.08)	(1.22)	(1.03)	(1.30)
Portfolio turnover rate (%)	16	[d]	61	81	92	112	119

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class		MICRO-CAP FUND
	Six Months Ended June 30, 2023 (unaudited)		Years Ended December 31,
			2022	2021	2020	2019	2018
Net asset value at beginning of period	$32.21		$36.43	$29.36	$22.55	$18.47	$25.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]		(.10)	(.24)	(.33)	(.21)	(.13)	(.28)
Net realized and unrealized gains (losses) on investments	6.11		(3.58)	16.12	7.02	4.21	(2.84)
Total from investment operations	6.01		(3.82)	15.79	6.81	4.08	(3.12)
Redemption Fees[a]	0.02		.03	.02	—	—	.03
Less distributions:
Distribution from net realized gains on investments	—		(.43)	(8.74)	—	—	(3.61)
Net asset value at end of period	$38.24		$32.21	$36.43	$29.36	$22.55	$18.47
Total Return (%)	18.72	[d]	(10.39)	53.90	30.20	22.09	(12.07)

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$142,485		$72,507	$50,015	$31,202	$30,994	$14,445
Ratio of gross expenses to average net assets (%)	1.26	[c]	1.28	1.23	1.34	1.34	1.33
Ratio of net expenses to average net assets (%)[b]	1.25	[c]	1.27	1.23	1.33	1.32	1.32
Ratio of net investment loss to average net assets (%)		(.60)[c]	(.76)	(.85)	(.97)	(.61)	(1.05)
Portfolio turnover rate (%)	16	[d]	61	81	92	112	119

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class		Small-Cap Opportunities Fund
	Six Months Ended June 30, 2023 (unaudited)		Years Ended December 31,
			2022	2021	2020	2019	2018
Net asset value at beginning of period	$19.10		$21.54	$18.29	$14.36	$11.83	$16.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]		(.04)	(.16)	(.28)	(.17)	(.13)	(.18)
Net realized and unrealized gains (losses) on investments	2.75		(2.26)	8.23	4.84	3.10	(1.05)
Total from investment operations	2.71		(2.42)	7.95	4.67	2.97	(1.23)
Redemption Fees[a]	—		.01	.01	—	—	—
Less distributions:
Distribution from net realized gains on investments	—		(.03)	(4.71)	(.74)	(.44)	(3.34)
Net asset value at end of period	$21.81		$19.10	$21.54	$18.29	$14.36	$11.83
Total Return (%)	14.19	[d]	(11.17)	43.57	32.47	25.07	(7.23)

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$205,587		$94,110	$16,322	$7,767	$6,110	$5,299
Ratio of gross expenses to average net assets (%)	1.30	[c]	1.45	1.59	2.03	2.21	2.13
Ratio of net expenses to average net assets (%)[b]	1.25	[c]	1.25	1.55	1.55	1.55	1.55
Ratio of net investment loss to average net assets (%)		(.37)[c]	(.82)	(1.22)	(1.14)	(.95)	(1.06)
Portfolio turnover rate (%)	23	[d]	45	106	147	142	160

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class		Small-Cap Opportunities Fund
	Six Months Ended June 30, 2023 (unaudited)		Years Ended December 31,
			2022	2021	2020	2019	2018
Net asset value at beginning of period	$19.49		$21.92	$18.51	$14.49	$11.90	$16.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]		(.01)	(.11)	(.23)	(.13)	(.10)	(.14)
Net realized and unrealized gains (losses) on investments	2.80		(2.30)	8.34	4.89	3.13	(1.06)
Total from investment operations	2.79		(2.41)	8.11	4.76	3.03	(1.20)
Redemption fees[a]	—		.01	.01	—	—	—
Less distributions:
Distribution from net realized gains on investments	—		(.03)	(4.71)	(.74)	(.44)	(3.34)
Net asset value at end of period	$22.28		$19.49	$21.92	$18.51	$14.49	$11.90
Total return (%)	14.32	[d]	(10.93)	43.92	32.80	25.43	(7.05)

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$131,711		$62,776	$12,727	$8,866	$5,622	$4,538
Ratio of gross expenses to average net assets (%)	1.05	[c]	1.20	1.34	1.78	1.96	1.88
Ratio of net expenses to average net assets (%)[b]	1.00	[c]	1.00	1.30	1.30	1.30	1.30
Ratio of net investment loss to average net assets (%)		(.13)[c]	(.59)	(.97)	(.89)	(.69)	(.80)
Portfolio turnover rate (%)	23	[d]	45	106	147	142	160

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class		Global Opportunities Fund
	Six Months Ended June 30, 2023 (unaudited)		Years Ended December 31,
			2022	2021	2020	2019	2018
Net asset value at beginning of period	$25.17		$35.29	$36.51	$24.82	$19.75	$28.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]		(.08)	(.19)	(.37)	(.32)	(.24)	(.20)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	2.15		(9.27)	7.99	14.13	5.31	(7.09)
Total from investment operations	2.07		(9.46)	7.62	13.81	5.07	(7.29)
Redemption fees[a]	—		—	.01	—	—	—
Less distributions:
Distribution from net realized gains on investments	—		(.66)	(8.85)	(2.12)	—	(1.32)
Net asset value at end of period	$27.24		$25.17	$35.29	$36.51	$24.82	$19.75
Total Return (%)	8.22	[d]	(26.80)	20.92	55.55	25.67	(25.66)

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$36,792		$34,968	$53,342	$45,566	$32,004	$28,847
Ratio of gross expenses to average net assets (%)	1.52	[c]	1.52	1.38	1.53	1.58	1.52
Ratio of net expenses to average net assets (%)[b]	1.51	[c]	1.51	1.38	1.53	1.55	1.50
Ratio of net investment loss to average net assets (%)		(.63)[c]	(.73)	(.86)	(1.14)	(1.07)	(.72)
Portfolio turnover rate (%)	49	[d]	73	111	129	120	155

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class		Global Opportunities Fund
	Six Months Ended June 30, 2023 (unaudited)		Years Ended December 31,
			2022	2021	2020	2019	2018
Net asset value at beginning of period	$25.64		$35.84	$36.87	$24.99	$19.84	$28.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]		(.05)	(.12)	(.26)	(.25)	(.18)	(.13)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	2.19		(9.42)	8.07	14.25	5.33	(7.12)
Total from investment operations	2.14		(9.54)	7.81	14.00	5.15	(7.25)
Redemption Fees[a]	—		—	.01	—	—	—
Less distributions:
Distribution from net realized gains on investments	—		(.66)	(8.85)	(2.12)	—	(1.32)
Net asset value at end of period	$27.78		$25.64	$35.84	$36.87	$24.99	$19.84
Total Return (%)	8.35	[d]	(26.61)	21.23	55.94	25.96	(25.48)

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$18,332		$16,837	$23,518	$17,109	$10,644	$8,937
Ratio of gross expenses to average net assets (%)	1.27	[c]	1.28	1.14	1.28	1.33	1.28
Ratio of net expenses to average net assets (%)[b]	1.26	[c]	1.27	1.13	1.27	1.30	1.25
Ratio of net investment loss to average net assets (%)		(.38)[c]	(.44)	(.61)	(.88)	(.78)	(.49)
Portfolio turnover rate (%)	49	[d]	73	111	129	120	155

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	China Opportunities Fund
	Six Months Ended June 30, 2023 (unaudited)	Years Ended December 31,
		2022	2021	2020	2019	2018
Net asset value at beginning of period	$7.14	$11.51	$17.29	$12.33	$9.35	$15.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.03)	(.08)	(.11)	(.16)	(.09)	(.10)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(.62)	(4.20)	(.88)	7.11	3.47	(4.06)
Total from investment operations	(.65)	(4.28)	(.99)	6.95	3.38	(4.16)
Redemption Fees[a]	.01	—	—	—	.02	—
Less dividends and distributions:
Distribution from net realized gains on investments	—	(.09)	(4.79)	(1.99)	(.42)	(2.44)
Dividends from net investment income	—	—	—	—	—	—
Total dividends and distributions	—	(.09)	(4.79)	(1.99)	(.42)	(2.44)
Net asset value at end of period	$6.50	$7.14	$11.51	$17.29	$12.33	$9.35
Total Return (%)	(8.96)[d]	(37.23)	(5.41)	56.51	36.33	(26.01)

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$40,159	$45,803	$81,018	$98,527	$75,487	$60,844
Ratio of gross expenses to average net assets (%)	2.10 [c]	2.05	1.87	1.95	1.95	1.91
Ratio of net expenses to average net assets (%)[b]	2.09 [c]	2.03	1.87	1.95	1.84	1.86
Ratio of net investment loss to average net assets (%)	(.79)[c]	(.97)	(.63)	(1.11)	(.77)	(.68)
Portfolio turnover rate (%)	119 [d]	254	241	192	184	85

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	China Opportunities Fund
	Six Months Ended June 30, 2023 (unaudited)	Years Ended December 31,
		2022	2021	2020	2019	2018
Net asset value at beginning of period	$7.27	$11.67	$17.42	$12.39	$9.36	$15.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.02)	(.05)	(.07)	(.13)	(.07)	(.06)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	(.64)	(4.26)	(.89)	7.15	3.50	(4.07)
Total from investment operations	(.66)	(4.31)	(.96)	7.02	3.43	(4.13)
Redemption Fees[a]	.01	—	—	—	.02	—
Less dividends and distributions:
Distribution from net realized gains on investments	—	(.09)	(4.79)	(1.99)	(.42)	(2.44)
Dividends from net investment income	—	—	—	—	—	—
Total dividends and distributions	—	(.09)	(4.79)	(1.99)	(.42)	(2.44)
Net asset value at end of period	$6.62	$7.27	$11.67	$17.42	$12.39	$9.36
Total return (%)	(8.94)[d]	(36.97)	(5.23)	56.79	36.82	(25.85)

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$9,880	$10,513	$15,247	$21,497	$14,301	$10,998
Ratio of gross expenses to average net assets (%)	1.85 [c]	1.80	1.62	1.69	1.70	1.65
Ratio of net expenses to average net assets (%)[b]	1.84 [c]	1.78	1.62	1.69	1.59	1.61
Ratio of net investment loss to average net assets (%)	(.57)[c]	(.62)	(.38)	(.85)	(.55)	(.42)
Portfolio turnover rate (%)	119 [d]	254	241	192	184	85

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class		International Opportunities Fund
	Six Months Ended June 30, 2023 (unaudited)		Years Ended December 31,
			2022	2021	2020	2019	2018
Net asset value at beginning of period	$16.68		$26.50	$31.52	$19.43	$16.01	$25.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.11		.11	(.26)	(.16)	(.03)	(.04)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	.48		(9.93)	.72	12.37	3.69	(6.30)
Total from investment operations	.59		(9.82)	.46	12.21	3.66	(6.34)
Redemption Fees[a]	—		—	—	—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—		—	(5.48)	—	—	(3.10)
Dividends from net investment income	—		—	—	(.12)	(.24)	(.04)
Total dividends and distributions	$—		$—	(5.48)	(.12)	(.24)	(3.14)
Net asset value at end of period	$17.27		$16.68	$26.50	$31.52	$19.43	$16.01
Total return (%)	3.54	[d]	(37.06)	1.52	62.86	22.85	(24.73)

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$133,614		$144,970	$310,356	$327,354	$324,254	$498,164
Ratio of gross expenses to average net assets (%)	1.92	[c]	1.87	1.77	1.87	1.82	1.77
Ratio of net expenses to average net assets (%)[b]	1.60	[c]	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)	1.32	[c]	.60	(.79)	(.75)	(.19)	(.16)
Portfolio turnover rate (%)	69	[d]	74	93	130	142	145

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class		Emerging Markets Fund
	Six Months Ended June 30, 2023 (unaudited)		Years Ended December 31,				Period Ended December 31, 2018[a]
			2022	2021	2020	2019
Net asset value at beginning of period	$10.04		$13.63	$13.81	$9.67	$7.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[b]	.02		(.07)	(.13)	(.06)	(.02)	(.01)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	1.08		(3.24)	1.95	4.20	1.80	(2.10)
Total from investment operations	1.10		(3.31)	1.82	4.14	1.78	(2.11)
Redemption Fees[b]	—		—	—	—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—		(.28)	(2.00)	—	—	—
Dividends from net investment income	—		—	—	—	—	—
Total dividends and distributions	—		(.28)	(2.00)	—	—	—
Net asset value at end of period	$11.14		$10.04	$13.63	$13.81	$9.67	$7.89
Total Return (%)	10.96	[e]	(24.31)	13.24	42.81	22.56	(21.10)[e]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$2,931		$1,578	$1,646	$789	$587	$426
Ratio of gross expenses to average net assets (%)	2.69	[d]	2.90	2.80	3.79	3.86	3.99 [d]
Ratio of net expenses to average net assets (%)[c]	1.75	[d]	1.75	1.75	1.75	1.75	1.75 [d]
Ratio of net investment income (loss) to average net assets (%)	.29	[d]	(.65)	(.87)	(.54)	(.21)	(.15)[d]
Portfolio turnover rate (%)	76	[e]	70	67	131	153	111 [e]

Notes:

a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.

b The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the advisor, and expense reimbursement form the advisor

d Annualized.

e Not Annualized

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class		Emerging Markets Fund
	Six Months Ended June 30, 2023 (unaudited)		Years Ended December 31,				Period Ended December 31, 2018[a]
			2022	2021	2020	2019
Net asset value at beginning of period	$10.16		$13.75	$13.90	$9.71	$7.90	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[b]	.03		(.02)	(.10)	(.03)	—	.01
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	1.09		(3.29)	1.97	4.22	1.81		(2.11)
Total from investment operations	1.12		(3.31)	1.87	4.19	1.81		(2.10)
Redemption Fees[b]	—		—	—	—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—		(.28)	(2.00)	—	—	—
Dividends from net investment income	—		—	(.02)	—	—	—
Total dividends and distributions	—		(.28)	(2.02)	—	—	—
Net asset value at end of period	$11.28		$10.16	$13.75	$13.90	$9.71	$7.90
Total Return (%)	11.02	[e]	(24.10)	13.50	43.15	22.91		(21.00)[e]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$12,584		$11,012	$11,910	$9,938	$7,382	$6,012
Ratio of gross expenses to average net assets (%)	2.44	[d]	2.65	2.55	3.54	3.61	3.74	[d]
Ratio of net expenses to average net assets (%)[c]	1.50	[d]	1.50	1.50	1.50	1.50	1.50	[d]
Ratio of net investment income (loss) to average net assets (%)	.48	[d]	(.16)	(.62)	(.26)	—	.10	[d]
Portfolio turnover rate (%)	76	[e]	70	67	131	153	111	[e]

Notes:

a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.

b The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian, and expense reimbursement form the advisor

d Annualized.

e Not Annualized

THE OBERWEIS FUNDS

Supplemental Information (unaudited)

Liquidity Risk Management Program:

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), The Oberweis Funds (each a “Fund” and collectively, the “Funds”) have adopted and implemented a liquidity risk management program (the “LRMP”). The LRMP seeks to assess and manage the Funds’ liquidity risk, which is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has approved an officer of the Funds (the “Administrator”) to serve as the administrator of the Funds’ LRMP.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the LRMP includes no less than annual assessments of factors that influence each Fund’s liquidity risk; no less than monthly classifications of a Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on May 17, 2023, the Administrator provided a written report (the “LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of implementation of the Fund’s LRMP, including if and as applicable, (1) the operation of the Highly Liquid Investment Minimum established for each applicable Fund; (2) an assessment of the quality of the data and analysis provided, and of the particular methodologies used and metrics analyzed, by any third-party vendor engaged; and (3) a summary of any material changes to the LRMP during the prior annual period. The LRMP Report covered the period from May 1, 2022 through April 30, 2023 (the “Reporting Period”). The LRMP Report concluded that the LRMP had operated adequately and effectively to manage the Funds’ liquidity risk during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Funds’ investment strategies were appropriate for an open-end fund and did not involve relatively concentrated portfolios.

There can be no assurance that the LRMP will achieve its objectives under all circumstances in the future.

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NPORT. The Funds’ Forms NPORT are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Change of Independent Registered Public Accounting Firm

Effective March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm for the Funds. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group. On March 9, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Funds’ independent registered public accounting firm for the year ending December 31, 2023.

The reports of BBD, LLP on the Funds’ financial statements for the year ended December 31, 2022 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Funds’ most recent year, and through March 9, 2023, there were no disagreements with BBD, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for such years. During the year ended December 31, 2022, and through March 9, 2023, there were no reportable events as defined in Item 304(a)(1)(v) of Regulation S-K promulgated by the SEC.

The Funds requested BBD, LLP to furnish them with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter will be filed as an Exhibit to the Form N-CSR filing.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 – 6/30/23	Expense Ratio During Period 1/1/23 – 6/30/23
MICRO-CAP FUND
Investor Class
Actual	$ 1,000.00	$1,185.50	$8.13	1.50%
Hypothetical	$ 1,000.00	$1,017.36	$7.50	1.50%
Institutional Class
Actual	$ 1,000.00	$1,187.20	$6.78	1.25%
Hypothetical	$ 1,000.00	$1,018.60	$6.26	1.25%

SMALL-CAP OPPORTUNITIES FUND
Investor Class
Actual	$ 1,000.00	$1,141.90	$6.64	1.25%
Hypothetical	$ 1,000.00	$1,018.60	$6.26	1.25%
Institutional Class
Actual	$ 1,000.00	$1,143.20	$5.31	1.00%
Hypothetical	$ 1,000.00	$1,019.84	$5.01	1.00%

GLOBAL OPPORTUNITIES FUND
Investor Class
Actual	$ 1,000.00	$1,082.20	$7.80	1.51%
Hypothetical	$ 1,000.00	$1,017.31	$7.55	1.51%
Institutional Class
Actual	$ 1,000.00	$1,083.50	$6.51	1.26%
Hypothetical	$ 1,000.00	$1,018.55	$6.31	1.26%

CHINA OPPORTUNITIES FUND
Investor Class
Actual	$ 1,000.00	$910.40	$9.90	2.09%
Hypothetical	$ 1,000.00	$1,014.43	$10.44	2.09%
Institutional Class
Actual	$ 1,000.00	$910.60	$8.72	1.84%
Hypothetical	$ 1,000.00	$1,015.67	$9.20	1.84%

INTERNATIONAL OPPORTUNITIES FUND
Investor Class
Actual	$ 1,000.00	$1,035.40	$8.07	1.60%
Hypothetical	$ 1,000.00	$1,016.86	$8.00	1.60%

EMERGING MARKETS FUND
Investor Class
Actual	$ 1,000.00	$1,109.60	$9.15	1.75%
Hypothetical	$ 1,000.00	$1,016.12	$8.75	1.75%
Institutional Class
Actual	$ 1,000.00	$1,110.20	$7.85	1.50%
Hypothetical	$ 1,000.00	$1,017.36	$7.50	1.50%

*        Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers
Michael J. Simon Trustee James W. Oberweis President, Trustee David I. Covas Vice President Kenneth S. Farsalas Vice President Katherine Smith Dedrick Trustee	Alix J. Charles Trustee Eric V. Hannemann Treasurer Thomas P. Joyce Secretary Chief Compliance Officer

Manager and Investment Advisor

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

800-323-6166

oberweisfunds.com

Distributor

Oberweis Securities, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

630-577-2300

oberweisfunds.com

Custodian

UMB Bank, n.a.

928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.

P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.

222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

Cohen & Co.

1835 Market Street, Philadelphia, PA 19103

The Oberweis Funds

Micro-Cap Fund

Small-Cap Opportunities Fund

Global Opportunities Fund

China Opportunities Fund

International Opportunities Fund

Emerging Markets Fund

800-245-7311

oberweisfunds.com

3333 Warrenville Road

Suite 500

Lisle, IL 60532

SEMI-ANNUAL REPORT
Oberweis International Opportunities Institutional Fund (OBIIX)
Oberweis Focused International Growth Fund (OFIGX)
June 30, 2023
oberweisfunds.com

President and Portfolio Manager’s LETTER (unaudited)

Dear Fellow Shareholder:

Year-to-date performance through june 30, 2023

For the first six months of 2023, the Oberweis International Opportunities Institutional fund returned +3.66% vs. +5.72% for the benchmark, the MSCI World Ex USA Small Cap Growth Index. The Oberweis Focused International Growth Fund returned +13.24% vs. +11.67% for the MSCI EAFE Index.

market environment

Developed equity markets continued to do well during the second quarter. Equities have been strengthened by improved earnings expectations as well as macro data, in particular from the United States, that has been supportive of a soft-landing scenario. Both U.S. consumer confidence and durable goods orders exceeded expectations in May, while new home sales increased by 20% year-on-year despite the increase in mortgage rates. This data contrasts with the prevailing consensus narrative among pundits that the United States will soon lead the global economy into a severe recession. Furthermore, the improvement in inflation data has been positive for equity markets. Sticky-Price CPI, which is comprised of a basket of goods and services that reprice slowly and which represent more than 60% of the core index, peaked at over +8% in September when expressed on an annualized month-over-month basis. In May it was +4.1%, down from +4.7% in April. Moreover, rents are the biggest part of this indicator, and they rolled over last year, a dynamic that has largely yet to be reflected in the shelter index. In addition, the growth rate in U.S. average hourly earnings has been decelerating and the quit rate of service workers has declined. Services inflation, which has been central to the Fed’s view of price pressure, also fell further in May. For the first time in over a year, at its June meeting the Federal Reserve left interest rates alone. The yield curve has steepened from its low in February, with the market building in, at a minimum, a pause from the Central Bank after one more rate increase next month. However, Chairman Powell has explicitly suggested otherwise, stating that more rate hikes are likely this year.

Internationally, the inflation trends in the U.S. have been mirrored, with the portion of countries reporting large positive surprises in headline inflation continuing to decrease. Euro area headline inflation fell to +5.5% year-on-year in the June report, below consensus. Inflation in Spain and Switzerland even fell below 2%. Similarly, in Japan, the BOJ is forecasting easing core inflation after slower than expected increases in CPI in June. This was allied with its latest Tankan survey signaling faster business investment and increased production.

In the United States, neither consumers nor public companies went on borrowing binges over the last decade, and both refinanced long near the extraordinary bottom in rates. Consequently, the rate sensitivity of the economy is lower compared to prior cycles. The unemployment rate in the U.S. for June was 3.6%, near a five-decade low. Indeed, it has been below 4% for the longest stretch in 50 years and is now around 100bps below where it was when the tightening campaign started. As such, at this moment, the argument that higher rates will harm the labor market is hard to make. Indeed, if anything, the data to date suggests the economy is highly resilient. Moreover, as mentioned above, the recent trends in inflation point to slowing inflation. A continuing combination of disinflation and healthy demand lowers the odds of an economic downturn and is likely a friendly environment for equities.

1

President and Portfolio Manager’s LETTER (unaudited) (continued)

A concern with an aggressive Fed is the impact on the banking sector, where the mini-financial crisis last spring could still foreshadow larger issues to come. In particular, commercial real estate looks vulnerable with significant refinancing needs (more than 40% of bank loans maturing this year and next). The cost of this refinancing is now above the rate embedded in the stock. Until now, there have been few non-performers in the banks’ commercial real estate loan books, but it may be that credit problems could worsen, even if set against a benign economic climate. Per above, the recent economic data has lent support to the soft-landing scenario, an outcome that would reduce the odds of a credit cycle.

Internationally, it is hard to find many strategists who have much that is positive to say on Europe, making the consensus opinion quite bearish on the region. However, Empirical Research Partners, who we have found to be among the best market strategists, have an overweight on Continental Europe. Notably, energy prices in Europe are down year-on-year, which contributes to input price deflation in the Eurozone and enables higher margins. Overall, the drags from input costs, inventories and capital spending appear to be easing in the developed world, resulting in improving margins of the core market (i.e. ex-commodities). As a result, we expect earnings to move higher over time within our investible universe.

In Japan, a series of corporate governance reforms announced by the Tokyo Stock Exchange encourages listed companies to create a plan to improve capital efficiency. Furthermore, the expansive monetary policy of the Bank of Japan, which started under Shinzo Abe, has continued in Kazuo Ueda’s term. Last but not least, Japan is emerging as an alternative to China, a gateway to Asia where the rule of law is respected. All this is leading to significant capital flows into Japan, including investments by Warren Buffett.

Precisely because the fate of the economy remains difficult to diagnose, many investors and analysts tend to — in line with basic human nature — “err on the side of caution”, which means they err. They tend to over-focus on the negative rather than analyze the reward/risk in an emotionally unbiased fashion. For example, for six quarters in a row, investors have been expecting a global recession to happen in the next 12 months. This has turned out to be wrong. As a result, many investors miss out on attractive buying opportunities. In a research note in May of last year, Morgan Stanley forecasted that the S&P would fall to 3,400. It never did, yet meanwhile risk aversion rose markedly. Many market participants got spooked and sold equites near the lows or did not take advantage of the attractive entry points. Today the S&P sits well north of 4,000, with New York Federal Reserve President John Williams recently stating that he does not have a recession in his forecast.

2

President and Portfolio Manager’s LETTER (unaudited) (continued)

valuation recap

Valuations for developed market equities outside of the US remain below-average with, for example, free cash flow yields for small cap stocks in developed markets still near historical highs:

Developed Markets (ex-U.S.) Small-Cap Stocks
Nominal Free Cash Flow Yields[1]
1986 Through June 2023
%
6
5
4
3
2
1
0
(1)
(2)
(3)
(4)
Average
86
88
90
92
94
96
98
00
02
04
06
08
10
12
14
16
18
20
22

Source: Empirical Research Partners Analysis.

[1] Capitalization-weighted data. Developed Markets (ex-U.S.) Small-Cap. Stocks data is Small-Cap stocks included in the MSCI World (ex-U.S.) Index

3

President and Portfolio Manager’s LETTER (unaudited) (continued)

Further, investor sentiment and expectations for forward returns remain among the lowest they have ever been. Counter to common investor behavior, which tends to shy away from deploying new capital when consensus opinion becomes fearful, we have found that, historically, attractive valuations and near-trough expectations have generally made a favorable set-up for forward-looking long-term returns.

The U.S.
Investor Sentiment Index[1]
1960 Through Mid-July 2023

4
3
2
1
0
(1)
(2)
(3)
(4)
Positive Sentiment
Negative Sentiment
60 62 64 66 68 70 72 74 76 78 80 82 84 86 88 90 92 94 96 98 00 02 04 06 08 10 12 14 16 18 20 22
Recessions

Sentiment measurement methodology predicated on: Baker, M. and Jeff Wurgler, 2007. Investor Sentiment in the Stock Market. *Journal of Economic Perspectives*, 21, pp. 129-151, National Bureau of Economic Research, Empirical Research Partners Analysis.
[1]Smoothed on a trailing three-month basis.

Our primary focus continues to be investing in strong companies with great underlying fundamentals, balance sheets and cash flows. Our holdings tend to be niche-oriented firms operating in disruptive markets. GDP matters, but it generally is not the main driver of long-term earnings growth. In that regard, our portfolio companies had in aggregate a solid set of earnings reports with strong underlying fundamentals. We are confident that whether the market goes up or down from here in the short-term, on a relative basis, the underlying fundamentals of our companies will continue to do well.

On behalf of the entire team at Oberweis, thank you for investing in the Oberweis Funds. If you have any questions about your account, please contact shareholder services at (800) 245-7311.

Sincerely,

James W. Oberweis, CFA President	Ralf Scherschmidt Portfolio Manager

For current performance information, please visit www.oberweisfunds.com.

4

President and Portfolio Manager’s LETTER (unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2023)

Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund*	Expense Ratio**
OBIIX	-1.39	1.92	-1.13	0.31	n/a	3.77	1.10
OFIGX	2.37	11.72	n/a	n/a	n/a	-10.18	0.95

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Unusually high returns may not be sustainable. Visit us online at oberweisfunds.com for most recent month-end performance.

The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.

*  Life of Fund returns are from commencement of operations on 03/10/14 for OBIIX and 4/1/22 for OFIGX.

** December 31, 2022. Expense ratio is the total net annualized fund operating expense ratio. The expense ratio gross of expense offset arrangements and expense reimbursements were 1.14% for OBIIX and 1.97% for OFIGX. Oberweis Asset Management, Inc. (OAM), the Fund’s investment advisor is contractually obligated through April 30, 2024 to reduce its management fees or reimburse OBIIX and OFIGX to the extent that total ordinary operating expenses exceed in any one year 1.10% and 0.95% expressed as a percentage of each Fund’s average daily net assets, respectively. Effective May 15, 2023, for OBIIX and OFIGX, respectively, the adviser may recoup the amount of any expenses reimbursed under the contract within three years following the date of the reimbursement if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the recoupment, or the expense limitation in effect at the time of the initial reimbursement, whichever is lower.

The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is comprehensive, covering approximately 85% of the free-float-adjusted market capitalization in each country.

5

Oberweis International Opportunities Institutional Fund

At June 30, 2023 (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.7
Rights	0.1
Short-Term Investments	1.5
Other Assets less Liabilities	0.7

Top Ten Holdings (% of Net Assets)
BayCurrent Consulting, Inc.	5.0
The Sage Group PLC	3.8
ATS Corp.	3.5
Saab AB	3.0
Edenred SA	2.9
Gerresheimer AG	2.6
Element Fleet Management Corp.	2.6
Toyo Suisan Kaisha Ltd.	2.6
Constellium SE	2.6
Davide Campari-Milano NV	2.6

Top Ten Industries (% of Net Assets)
Machinery	9.8
Information Technology Services	6.5
Food Products	5.6
Diversified Financial Services	5.5
Professional Services	5.0
Consumer Staples Distribution & Retail	4.4
Electronic Equipment, Instruments & Components	4.2
Metals & Mining	4.2
Trading Co. & Distribution	3.9
Software	3.8

Oberweis Focused International Growth Fund

At June 30, 2023 (unaudited)

Asset Allocation (% of Net Assets)
Equities	96.5
Short-Term Investments	2.8
Other Assets less Liabilities	0.7

Top Ten Holdings (% of Net Assets)
Sony Group Corp.	7.9
Cadence Design Systems, Inc.	5.5
Schneider Electric SE	5.4
LVMH Moet Hennessy Louis Vuitton SE	5.3
Zurich Insurance Group AG	4.7
HSBC Hldgs. PLC	4.3
Publicis Groupe SA	4.3
Adyen NV	4.2
UniCredit SpA	4.1
BayCurrent Consulting, Inc.	3.8

Top Ten Industries (% of Net Assets)
Pharmaceuticals	10.4
Banks	8.4
Household Durables	7.9
Software	7.1
Electrical Equipment	5.4
Textiles, Apparel & Luxury Goods	5.3
Insurance	4.7
Oil, Gas & Consumable Fuels	4.7
Media	4.3
Financial Services	4.2

6

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2023 (unaudited)

	Shares	Value
Equities – 97.7%

Australia – 3.2%
GrainCorp Ltd.*	1,014,023	$5,288,969
JB Hi-Fi Ltd.	114,512	3,337,264
Super Retail Group Ltd.	204,448	1,556,648
		10,182,881

Belgium – 0.4%
Barco NV	47,985	1,195,960

Canada – 13.5%
Ag Growth International, Inc.	114,800	4,390,788
ATS Corp.*	236,875	10,897,895
BRP, Inc.	42,273	3,573,485
Element Fleet Management Corp.	538,500	8,202,695
Finning International, Inc.	126,800	3,900,287
Parex Resources, Inc.	254,291	5,098,105
Stantec, Inc.	100,300	6,548,118
		42,611,373

Denmark – 3.3%
D/S Norden A/S	11,735	585,417
Demant A/S*	119,600	5,056,730
Jyske Bank A/S*	15,100	1,147,188
NKT A/S*	60,600	3,674,988
		10,464,323

Finland – 3.9%
Cargotec Oyj	70,060	3,849,325
Metso Corp.	410,768	4,950,821
Outokumpu Oyj	376,743	2,015,271
Valmet Oyj	54,000	1,501,440
		12,316,857

France – 9.3%
Alten SA*	27,300	4,298,767
Edenred SA	136,300	9,123,354
Rexel SA	231,519	5,712,183
Sopra Steria Group SACA	23,100	4,607,900
Spie SA	167,500	5,410,301
		29,152,505

See accompanying notes to the financial statements.

7

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2023 (unaudited) (continued)

	Shares	Value
Germany – 7.0%
AIXTRON SE	104,749	$3,553,739
CTS Eventim AG & Co.*	91,851	5,798,320
Gerresheimer AG	73,300	8,246,650
Hugo Boss AG	45,400	3,544,212
Krones AG	6,700	812,276
		21,955,197

Italy – 3.9%
Brunello Cucinelli SpA	48,500	4,265,714
Davide Campari-Milano NV*	580,100	8,033,030
		12,298,744

Japan – 20.4%
ABC-Mart, Inc.*	105,300	5,697,197
BayCurrent Consulting, Inc.	425,900	15,844,147
Daiwa Securities Group, Inc.	1,409,900	7,233,438
Fuji Electric Co. Ltd.	111,200	4,847,347
Future Corp.	468,000	5,536,408
Information Services International-Dentsu Ltd.	83,500	2,916,525
M&A Capital Partners Co. Ltd.*	34,300	791,566
Nissin Foods Hldgs. Co. Ltd.	88,600	7,312,977
Santen Pharmaceutical Co. Ltd.*	183,700	1,560,167
Sundrug Co. Ltd.*	101,900	3,014,028
Toyo Suisan Kaisha Ltd.	180,700	8,143,679
Toyo Tanso Co. Ltd.*	42,500	1,508,022
		64,405,501

Netherlands – 5.0%
BE Semiconductor Industries NV	69,900	7,574,280
Constellium SE*	472,039	8,119,071
		15,693,351

Norway – 1.9%
Aker Solutions ASA	1,212,800	4,395,349
Subsea 7 SA	118,100	1,470,529
		5,865,878

Sweden – 5.6%
AAK AB*	119,820	2,252,999
AddTech AB*	123,400	2,686,439
Alleima AB	169,034	768,892
Indutrade AB	13,100	295,028
Saab AB	175,400	9,484,422
SSAB AB*	308,021	2,188,196
		17,675,976

See accompanying notes to the financial statements.

8

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2023 (unaudited) (continued)

	Shares	Value
United Kingdom – 20.3%
B&M European Value Retail SA	452,400	$3,200,239
Games Workshop Group PLC*	23,250	3,224,409
IMI PLC	196,516	4,093,043
Indivior PLC*	266,600	6,172,362
Informa PLC*	168,000	1,548,997
Keywords Studios PLC	133,700	3,073,368
Marks and Spencer Group PLC*	2,241,800	5,486,346
Melrose Industries PLC*	305,600	1,964,627
Morgan Sindall Group PLC	71,271	1,656,413
Oxford Instruments PLC*	177,200	6,143,713
Spectris PLC	127,630	5,827,151
Telecom Plus PLC*	152,900	3,281,699
The Sage Group PLC	1,023,270	12,018,289
Whitbread PLC	144,000	6,192,330
		63,882,986

Total Equities
(Cost: $271,428,792)		$307,701,532

Rights – 0.1%

Denmark – 0.1%
NKT A/S*	15,150	352,579

Total Rights
(Cost: $0)		$352,579

Short-Term Investments – 1.5%
Fidelity Investments Money Market Government Portfolio Class I 4.99%[a]	4,751,782	4,751,782

Total Short-Term Investments
(Cost: $4,751,782)		$4,751,782

Total Investments – 99.3%
(Cost: $276,180,574)		$312,805,893

Other Assets Less Liabilities – 0.7%		2,139,523

Net Assets – 100%		$314,945,416

a Annualized seven-day effective yield as of June 30, 2023.

* Non-income producing security during the period ended June 30, 2023

See accompanying notes to the financial statements.

9

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments June 30, 2023 (unaudited) (continued)

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	2.3%
Consumer Discretionary	11.0%
Consumer Staples	12.6%
Energy	3.5%
Financials	8.4%
Healthcare	6.7%
Industrials	30.2%
Information Technology	18.0%
Materials	4.2%
Utilities	0.9%

See accompanying notes to the financial statements.

10

OBERWEIS FOCUSED INTERNATIONAL GROWTH FUND

Schedule of Investments June 30, 2023 (unaudited)

	Shares	Value
Equities – 96.5%

Australia – 3.5%
BHP Group Ltd.	4,400	$131,865
Woodside Energy Group Ltd.	3,300	75,708
		207,573

Denmark – 3.0%
Novo Nordisk A/S	1,100	177,232

France – 15.0%
LVMH Moet Hennessy Louis Vuitton SE	335	315,479
Publicis Groupe SA*	3,200	256,656
Schneider Electric SE	1,800	326,962
		899,097

Germany – 3.8%
SAP SE*	700	95,589
Siemens AG*	800	133,165
		228,754

Italy – 5.7%
Ferrari NV*	300	98,047
UniCredit SpA	10,600	245,972
		344,019

Japan – 18.5%
BayCurrent Consulting, Inc.	6,200	230,650
Bridgestone Corp.	3,600	146,999
Sony Group Corp.	5,300	476,208
Suntory Beverage & Food Ltd.	3,300	119,197
Toyota Motor Corp.	8,500	135,987
		1,109,041

Netherlands – 8.2%
Adyen NV*	144	249,187
ASML Hldg. NV	150	108,522
Koninklijke Ahold Delhaize NV	4,000	136,447
		494,156

Sweden – 2.9%
EQT AB	4,200	80,765
Volvo AB*	4,400	90,976
		171,741

See accompanying notes to the financial statements.

11

OBERWEIS FOCUSED INTERNATIONAL GROWTH FUND

Schedule of Investments June 30, 2023 (unaudited) (continued)

	Shares	Value
Switzerland – 14.6%
Alcon AG	1,600	$132,454
Nestle SA	1,600	192,336
Novartis AG*	800	80,438
Roche Hldg. AG	600	183,331
Zurich Insurance Group AG	600	284,818
		873,377

United Kingdom – 15.9%
Anglo American PLC	2,900	82,242
AstraZeneca PLC*	1,300	186,167
BAE Systems PLC	8,000	94,183
BP PLC	14,400	83,823
HSBC Hldgs. PLC	32,600	257,397
Shell PLC	4,100	121,974
Unilever PLC	2,500	130,096
		955,882

United States of America – 5.4%
Cadence Design Systems, Inc.*	1,400	328,328

Total Equities
(Cost: $5,623,217)		$5,789,200

Short-Term Investments – 2.8%
Fidelity Investments Money Market Government Portfolio Class I 4.99%[a]	169,951	169,951

Total Short-Term Investments
(Cost: $169,951)		$169,951

Total Investments – 99.3%
(Cost: $5,793,168)		$5,959,151

Other Assets Less Liabilities – 0.7%		43,022

Net Assets – 100%		$6,002,173

a Annualized seven-day effective yield as of June 30, 2023.

* Non-income producing security during the period ended June 30, 2023
See accompanying notes to the financial statements.

12

OBERWEIS FOCUSED INTERNATIONAL GROWTH FUND

Schedule of Investments June 30, 2023 (unaudited) (continued)

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	4.3%
Consumer Discretionary	19.5%
Consumer Staples	9.6%
Energy	4.7%
Financials	18.6%
Healthcare	12.7%
Industrials	14.6%
Information Technology	8.9%
Materials	3.6%

See accompanying notes to the financial statements.

13

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2023 (unaudited)

	International Opportunities Institutional Fund	Focused International Growth Fund
ASSETS
Investment securities at value[a]	$312,805,893	$5,959,151
Cash	78,649	—
Foreign Currency[b]	762,162	—
Receivable from securities sold	1,046,948	49,416
Dividends and interest receivable	1,893,464	11,541
Receivable due from advisor (see note 3)	—	5,579
Prepaid expenses	45,078	11,835
Total Assets	316,632,194	6,037,522

LIABILITIES
Payable for securities purchased	1,337,041	20,081
Payable to advisor (see note 3)	232,844	—
Accrued expenses	116,893	15,268
Total Liabilities	1,686,778	35,349
NET ASSETS	$314,945,416	$6,002,173

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	37,031,944	694,532
Net asset value, offering price and redemption price	$8.50	$8.64

ANALYSIS OF NET ASSETS
Capital	$453,531,603	$7,293,670
Accumulated earnings	(138,586,187)	(1,291,497)
Net Assets	$314,945,416	$6,002,173

[a] Investment securities at cost	$276,180,574	$5,793,168
[b] Foreign currency at cost	$760,228	$—

See accompanying notes to the financial statements.

14

THE OBERWEIS FUNDS

Statements of Operations Period Ended June 30, 2023 (unaudited)

	International Opportunities Institutional Fund	Focused International Growth Fund
INVESTMENT INCOME
Dividends[a]	$4,953,120	$84,498
Interest	118,875	2,075
Total Investment Income	5,071,995	86,573

EXPENSES
Investment advisory fees (see note 3)	1,757,818	22,821
Transfer agent fees and expenses	32,172	7,122
Custodian fees and expenses	117,320	8,124
Accounting services fees	68,884	9,044
Audit Fees	10,998	9,893
Registration Fees	15,996	9,328
Other	121,923	4,107
Total expenses before reimbursed expenses	2,125,111	70,439
Earnings credit (see note 6)	(33,461)	(1,943)
Expense reimbursement (see note 3)	(158,050)	(41,396)
Total Expenses	1,933,600	27,100
NET INVESTMENT INCOME	3,138,395	59,473

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized losses on investment transactions	(3,707,391)	(133,131)
Net realized gains on foreign currency transactions	4,954	725
Net realized losses on investment and foreign currency transactions	(3,702,437)	(132,406)
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	17,145,782	744,827
Net realized/unrealized gains on investments and foreign currencies	13,443,345	612,421
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,581,740	$671,894

a Dividends are net of foreign withholding tax of $579,669 and $9,564 for the International Opportunities. Institutional Fund and Focused International Growth Fund respectively.

See accompanying notes to the financial statements.

15

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	International Opportunities Institutional Fund
	Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31, 2022
FROM OPERATIONS
Net investment income	$3,138,395	$6,730,008
Net realized losses on investments and foreign currency transactions	(3,702,437)	(163,161,932)
Change in net unrealized appreciation\depreciation on investments and foreign currencies	17,145,782	(233,434,243)
Net increase (decrease) in net assets resulting from operations	16,581,740	(389,866,167)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	14,558,648	43,941,613
Redemption of shares (see note 5)	(108,039,132)	(340,658,949)
Net decrease from capital share transactions	(93,480,484)	(296,717,336)
Total decrease in net assets	(76,898,744)	(686,583,503)

NET ASSETS
Beginning of period	391,844,160	1,078,427,663
End of period	$314,945,416	$391,844,160

TRANSACTIONS IN SHARES
Shares sold	1,697,009	4,483,001
Less shares redeemed	(12,431,198)	(38,982,152)
Net decrease from capital share transactions	(10,734,189)	(34,499,151)

See accompanying notes to the financial statements.

16

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Focused International Growth Fund
	Six Months Ended June 30, 2023 (unaudited)	Period Ended December 31, 2022[a]
FROM OPERATIONS
Net investment income	$59,473	$57,383
Net realized losses on investments and foreign currency transactions	(132,406)	(1,381,459)
Change in net unrealized appreciation\depreciation on investments and foreign currencies	744,827	(578,751)
Net increase (decrease) in net assets resulting from operations	671,894	(1,902,827)

FROM DISTRIBUTIONS
Distributions to shareholders	—	(63,069)
Net decrease in net assets from distributions	—	(63,069)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	319,500	11,665,393
Proceeds from reinvestment of distributions	—	37,596
Redemption of shares (see note 5)	(66,337)	(4,659,977)
Net increase from capital share transactions	253,163	7,043,012
Total increase in net assets	925,057	5,077,116

NET ASSETS
Beginning of period	5,077,116	—
End of period	$6,002,173	$5,077,116

TRANSACTIONS IN SHARES
Shares sold	37,277	1,278,827
Shares issued in reinvestment of distributions	—	4,889
Less shares redeemed	(8,140)	(618,321)
Net increase from capital share transactions	29,137	665,395

a For the period from April 1, 2022 (commencement of operations) through December 31, 2022.

See accompanying notes to the financial statements.

17

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited)

1. Description of Organization

Description of business.    The Oberweis Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis International Opportunities Institutional Fund and the Oberweis Focused International Growth Fund (collectively, the “Funds”) are each Funds in a series issued by the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are each an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.”

Investment valuation.    Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (‘‘NYSE’’) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (‘‘CBOE’’). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Funds hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

18

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited) (continued)

Fair value measurements.    In accordance with Financial Accounting Standards Board (‘‘FASB’’) guidance, the Funds utilize the ‘‘Fair Value Measurements and Disclosures’’ to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three levels listed below:

•        Level 1 — Quoted prices in active markets for identical securities.

•        Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•        Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds net assets as of June 30, 2023:

International Opportunities Institutional Fund		Focused International Growth Fund
Level 1 – Equities
Total Asia	$64,405,501	$1,109,041
Total Australia	10,182,881	207,573
Total Europe	190,501,777	4,144,258
Total North America	42,611,373	328,328
Total Short Term-Investments	4,751,782	169,951
Total Level 1	312,453,314	5,959,151
Level 2 – Rights
Total Europe	352,579	—
Total Level 2	352,579	—
Level 3	—	—
Total Investments	$312,805,893	$5,959,151

The Funds’ assets may include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

Foreign currency transactions.    The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

19

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited) (continued)

Risks associated with foreign securities and currencies.    Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.    Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of investments and other assets, less liabilities, by the number of shares outstanding.

Investment transactions and investment income.    Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.    It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (‘‘the Code’’), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2023. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (‘‘GAAP’’). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

The Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

For the year ended December 31, 2022, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Fund’s net assets.

20

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited) (continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2022, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment loss and accumulated net realized gain as follows:

	Increases/(Decrease)
Capital		Accumulated Earnings
International Opportunities Institutional Fund	$ (6,335,656)	$ 6,335,656
Focused International Growth Fund	(2,505)	2,505

The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:

Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$ —	$ —	$ —
Focused International Growth Fund	63,069	—	63,069

The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:

Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$ —	$ 266,497,571	$ 266,497,571
Focused International Growth Fund	—	—	—

As of December 31, 2022, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration
Short-Term		Long-Term
International Opportunities Institutional Fund	$ 152,972,176	$ 9,407,340
Focused International Growth Fund	1,288,355	—

The International Institutional and Focused International Growth Fund utilized $0 and $0 of capital loss carryforward during the year ended December 31, 2022.

21

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited) (continued)

As of December 31, 2022 the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income		Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized appreciation/ (depreciation) on investments	Unrealized depreciation foreign currency translations
International Opportunities Institutional Fund	$ —	$ —	$(162,379,516)	$7,254,861	$ (43,271)
Focused International Growth Fund	—	—	(1,288,355)	(675,120)	85

Accumulated capital and other losses consists of timing differences related to wash sales.

As of December 31, 2022 the cost of investments for federal income tax purposes are as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Unrealized Appreciation
International Opportunities Institutional Fund	$ 379,783,159	$ 52,564,366	$ (45,309,505)	$ 7,254,861
Focused International Growth Fund	5,746,382	98,631	(773,751)	(675,120)

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2023, open Federal tax years include the tax years ended 2019 through 2023. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.    Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with Affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (‘‘OAM’’) as the Fund’s investment adviser and manager. Oberweis Securities, Inc. (‘‘OSI’’), the Fund’s principal distributor, is an affiliate of OAM.

22

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited) (continued)

Investment advisory agreement.    Under the Advisory Agreement, OAM provides investment advisory and management services to the Funds. The Oberweis International Opportunities Institutional Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00% of average daily net assets and the Focused International Growth Fund paid investment advisory and management fees at an annual rate equal to 0.80% of average daily net assets. For the period ended June 30, 2023, the International Opportunities Institutional Fund incurred investment advisory and management fees totaling $1,757,818 and the Focused International Growth Fund incurred investment advisory and management fees totaling $22,821.

Expense reimbursement.    OAM is contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Institutional Fund and the Focused International Growth Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.10% and 0.95%, respectively expressed as a percentage of each Fund’s average daily net assets. For the period ended June 30, 2023 OAM reimbursed the International Opportunities Institutional Fund and the Focused International Growth Fund in the amount of $158,050 and $41,396, respectively.

Officers and trustees.    Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2023, the Trust made no direct payments to its officers and paid $85,250 to its unaffiliated trustees.

Affiliated commissions.    For the period ended June 30, 2023, the International Opportunities Institutional Fund and the Focused International Growth Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment Transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2023, other than options written and money market investments, aggregated $234,498,086 and $326,895,183, respectively for the International Opportunities Institutional Fund, and $2,557,001 and $2,450,749 respectively for the Focused International Growth Fund. There were no long-term purchases or sales of U.S. Government Obligations during the period ended June 30, 2023.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during years when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for the Fund. The Fund may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Fund did not write covered call options during the period ended June 30, 2023.

5. Redemption Fee

The Fund is designed for long-term investors. To discourage market timers, redemptions of shares within 90 days of purchase are subject to a 2% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

23

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2023 (unaudited) (continued)

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the International Opportunities International Fund and Focused International Growth Fund were $7,704 and $0 respectively for the period ended June 30, 2023 and were recorded as a reduction of the redemption of shares in the Statement of Changes in Net Assets.

6. Earnings Credits and Interest Charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2023, the International Opportunities Institutional Fund and the Focused International Growth Fund received credits of $33,461 and $1,943 respectively. The International Opportunities Institutional Fund and the Focused International Growth Fund incurred interest charges of $30,383 and $166 respectively, which is included in custodian fees and expenses in the Statements of Operations.

7. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

24

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

		International Opportunities Institutional Fund
	Six Months Ended June 30, 2023 (unaudited)		Years Ended December 31,
			2022	2021	2020	2019	2018
Net asset value at beginning of period	$8.20		$13.11	$16.95	$10.41	$8.54	$12.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.08		.09	(.06)	(.03)	.04	.04
Net realized and unrealized gains (losses) on investments and foreign currency transactions	.22		(5.00)	.40	6.66	1.97	(3.11)
Total from investment operations	.30		(4.91)	.34	6.63	2.01	(3.07)
Redemption fees[a]	—	[c]	— [c]	— [c]	— [c]	— [c]	— [c]

Less dividends and distributions:
Dividends from net realized gains on investments and foreign currency transactions	—		—	(4.18)	(.04)	—	(1.15)
Dividends from net investment income	—		—	—	(.05)	(.14)	(.01)
Total dividends and distributions	—		—	(4.18)	(.09)	(.14)	(1.16)
Net asset value at end of period	$8.50		$8.20	$13.11	$16.95	$10.41	$8.54
Total return (%)	3.66	[e]	(37.45)	2.10	63.65	23.50	(23.91)

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$314,945		$391,844	$1,078,428	$1,197,656	$967,119	$753,138
Ratio of gross expenses to average net assets (%)	1.21	[d]	1.14	1.09	1.13	1.12	1.11
Ratio of net expenses to average net assets (%)(b)	1.10	[d]	1.10	1.09	1.10	1.08	1.08
Ratio of net investment income (loss) to average net assets (%)	1.79	[d]	.99	(.32)	(.27)	.37	.35
Portfolio turnover rate (%)	68	[e]	77	91	134	153	145

Notes:

a The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Less than $0.005 per share

d Annualized.

e Not Annualized.

25

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout the period is as follows:

Focused International Growth Fund
	Six Months Ended June 30, 2023 (unaudited)	Period Ended December 31, 2022[a]
Net asset value at beginning of period	$7.63	$10.00

Income (loss) from investment operations:
Net investment income[b]	.09	.07
Net realized and unrealized gains (losses) on investments and foreign currency transactions	.92	(2.34)
Total from investment operations	1.01	(2.27)
Redemption Fees[b]	—	—

Less dividends and distributions:
Dividends from net investment income	—	(.10)
Total dividends and distributions	—	(.10)
Net asset value at end of period	$8.64	$7.63
Total Return (%)[e]	13.24	(22.75)

Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$6,002	$5,077
Ratio of gross expenses to average net assets (%)[d]	2.47	1.97
Ratio of net expenses to average net assets (%)[c,d]	.95	.95
Ratio of net investment income to average net assets (%)[d]	2.08	1.18
Portfolio turnover rate (%)[e]	45	54

Notes:

a For the period from April 1, 2022 (commencement of operations) through December 31, 2022.

b The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Annualized.

e Not Annualized

26

THE OBERWEIS FUNDS

Supplemental Information (unaudited)

Liquidity Risk Management Program:

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), The Oberweis Funds (each a “Fund” and collectively, the “Funds”) have adopted and implemented a liquidity risk management program (the “LRMP”). The LRMP seeks to assess and manage the Funds liquidity risk, which is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has approved an officer of the Funds (the “Administrator”) to serve as the administrator of the Funds’ LRMP.

The Funds LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the LRMP includes no less than annual assessments of factors that influence each Fund’s liquidity risk; no less than monthly classifications of a Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on May 17, 2023, the Administrator provided a written report (the “LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of implementation of the Funds LRMP, including if and as applicable, (1) the operation of the Highly Liquid Investment Minimum established for each applicable Fund; (2) an assessment of the quality of the data and analysis provided, and of the particular methodologies used and metrics analyzed, by any third-party vendor engaged; and (3) a summary of any material changes to the LRMP during the prior annual period. The LRMP Report covered the period from May 1, 2022 through April 30, 2023 (the “Reporting Period”). The LRMP Report concluded that the LRMP had operated adequately and effectively to manage the Funds’ liquidity risk during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Funds’ investment strategies were appropriate for an open-end fund and did not involve relatively concentrated portfolios.

There can be no assurance that the LRMP will achieve its objectives under all circumstances in the future.

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds portfolio securities to the Fund’s investment advisor, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NPORT. The Funds Form NPORT are available, without charge, on the SEC’s website at http://www.sec.gov

27

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Change of Independent Registered Public Accounting Firm

Effective March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm for the Funds. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group. On March 9, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Funds’ independent registered public accounting firm for the year ending December 31, 2023.

The reports of BBD, LLP on the Funds’ financial statements for the year ended December 31, 2022 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Funds’ most recent year, and through March 9, 2023, there were no disagreements with BBD, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for such years. During the year ended December 31, 2022, and through March 9, 2023, there were no reportable events as defined in Item 304(a)(1)(v) of Regulation S-K promulgated by the SEC.

The Funds requested BBD, LLP to furnish them with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter will be filed as an Exhibit to the Form N-CSR filing.

Expense Examples:

As a shareholder of The Fund, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

28

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period* 1/1/23 – 6/30/23	Expense Ratio During Period 1/1/23 – 6/30/23
INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND
Actual	$1,000.00	$1,036.60	$5.55	1.10%
Hypothetical	$1,000.00	$1,019.34	$5.51	1.10%

FOCUSED INTERNATIONAL GROWTH FUND
Actual	$1,000.00	$1,132.40	$5.02	0.95%
Hypothetical	$1,000.00	$1,020.08	$4.76	0.95%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

29

Trustees and Officers
Michael J. Simon Trustee James W. Oberweis President, Trustee David I. Covas Vice President Kenneth S. Farsalas Vice President	Katherine Smith Dedrick Trustee Alix J. Charles Trustee Eric V. Hannemann Treasurer Thomas P. Joyce Secretary Chief Compliance Officer

Manager and Investment Advisor

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

800-323-6166

oberweisfunds.com

Distributor

Oberweis Securities, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

630-577-2300

oberweisfunds.com

Custodian

UMB Bank, n.a.

928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.

P.O. Box 711, Milwaukee, WI 53201-0711

800-245-7311

Counsel

Vedder Price P.C.

222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

Cohen & Co.

1835 Market Street, 3rd Floor, Philadelphia, PA 19103

International Opportunities Institutional Fund

Focused International Growth Fund

800-245-7311

oberweisfunds.com

3333 Warrenville Road

Suite 500

Lisle, IL 60532

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a)     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the first and second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (2) (2)	Change in the Registrant’s independent public accountant during the period covered by the report.

(a) (3)

Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds
By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis President, The Oberweis Funds

Date 9/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis President, The Oberweis Funds

Date 9/7/2023

By (Signature and Title*)	/s/ Eric V. Hannemann
Eric V. Hannemann Treasurer, The Oberweis Funds

Date 9/7/2023

____________

/*/      Print the name and title of each signing officer under his or her signature.